UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07692

Name of Fund: Legg Mason Investors Trust, Inc.

Address of Principal Executive Offices: 100 Light Street, Baltimore, MD 21202

Name and address of agent for service:

Richard M. Wachterman, Esq.
Legg Mason Wood Walker, Incorporated
100 Light Street
Baltimore, MD 21202

Registrant’s telephone number, including area code: (410) 539-0000

Date of fiscal year end: March 31, 2005

Date of reporting period: March 31, 2005

Item 1.  Report to Shareholders

American Leading Companies Trust
Balanced Trust
Financial Services Fund
U.S. Small-Capitalization Value Trust

Annual Report to Shareholders

To Our Shareholders,

   We are pleased to provide you with Legg Mason Investors Trust’s annual report for American Leading Companies Trust, Balanced Trust, Financial Services Fund and U.S. Small-Capitalization Value Trust, for the fiscal year ended March 31, 2005.

   The following table summarizes key statistics for the respective classes of each Fund, as of March 31, 2005. For more information about the differences between the Fund share classes included in this report, please contact your Legg Mason Financial Advisor.

	Total ReturnsA

	3 Months	12 Months

American Leading Companies Trust
Primary Class	-1.18%	+10.12%
Institutional Class	-0.93%	+11.21%
S&P 500 Stock Composite IndexB	-2.15%	+6.69%
Lipper Large-Cap Value Funds IndexB	-0.83%	+8.45%
Balanced Trust
Primary Class	-0.98%	+4.02%
Financial Intermediary Class	-0.89%	+4.53%
Institutional Class	-0.80%	+4.86%
Lehman Intermediate Government/Credit IndexB	-0.87%	-0.32%
Lipper Balanced Fund IndexB	-1.27%	+5.10%
Financial Services Fund
Primary Class	-3.31%	+6.89%
Financial Intermediary ClassC	-3.13%	+7.65%
Lipper Financial Services Fund IndexB	-5.57%	+2.56%
U.S. Small-Capitalization Value Trust
Primary Class	-2.70%	+9.67%
Institutional Class	-2.44%	+11.06%
Russell 2000 IndexB	-5.34%	+5.41%

   Long-term investment results for each of the Funds are shown in their respective Performance Information sections within this report.

   Ernst & Young LLP, the Funds’ independent registered public accounting firm, has completed its annual audit, and audited financial statements for the fiscal year ended March 31, 2005, are included in this report.

A	Total return measures investment performance in terms of appreciation or depreciation in net asset value per share plus dividends and capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. No adjustment has been made for any income taxes payable by shareholders. Past performance does not predict future performance.

B	See Glossary of Index Definitions on page 98. It is not possible to invest in an index.

C	Financial Services Class A became the Financial Intermediary Class on July 31, 2004.

Annual Report to Shareholders

   Many Primary Class shareholders invest regularly in Fund shares on a dollar cost averaging basis through a program we call Future First. Most do so by authorizing automatic, monthly transfers of $50 or more from their bank checking or Legg Mason accounts. Dollar cost averaging is a convenient and sensible way to invest, as it encourages continued purchases during market downswings, when the best values are available. Of course, it does not ensure a profit nor protect against declines in the value of your investment. Your Legg Mason Financial Advisor will be happy to help you establish a Future First dollar cost averaging account should you wish to do so.

Sincerely,

Mark R. Fetting President

May 13, 2005

Annual Report to Shareholders

Management’s Discussion of Fund Performance

American Leading Companies Trust

   Total returns for the Fund for various periods ended March 31, 2005, are presented below, along with those of some comparative indices:

			Average Annual Total Returns
	First
	Quarter	One	Three	Five	Ten	Since
	2005	Year	Years	Years	Years	InceptionA

American Leading Companies Trust
Primary Class	-1.18%	+10.12%	+6.44%	+3.30%	+10.37%	+9.20%
Institutional Class	-0.93%	+11.21%	+7.59%	N/A	N/A	+4.75%
S&P 500 Stock Composite IndexB	-2.15%	+6.69%	+2.75%	-3.16%	+10.79%	+10.40%
Lipper Large-Cap Core Funds IndexB	-2.26%	+4.79%	+1.31%	-4.23%	+9.18%	+8.69%
Lipper Large-Cap Value Funds IndexB	-0.83%	+8.45%	+3.86%	+1.23%	+10.34%	+9.85%
Dow Jones Industrial AverageB	-2.06%	+3.59%	+2.55%	+1.20%	+11.85%	+11.81%
NASDAQ Composite IndexB	-8.10%	+0.25%	+2.71%	-15.25%	+9.36%	+8.92%

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information for the Primary Class please visit www.leggmasonfunds.com; for the Institutional Class please call 1-888-425-6432. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods. Performance figures for periods longer than one year represent average annual returns.

   The major equity market indices — the S&P 500 Index, the Dow Industrials and the NASDAQ Composite Index — went on a bit of a roller coaster ride in the twelve months ended March 31, 2005, as investors swung from moods of optimism to pessimism and back again regarding the outlook for the economy and the stock market.

A	The inception date of the Primary Class is September 1, 1993. The inception date of the Institutional Class is June 14, 2001. Index returns are for periods beginning August 31, 1993.

B	See Glossary of Index Definitions on page 98. It is not possible to invest in an index.

Management’s Discussion of Fund Performance — Continued

Annual Report to Shareholders

	Total Returns

	Quarter Ended				Year
					Ended
	6/30/04	9/30/04	12/31/04	3/31/05	3/31/05

S&P 500 Stock Composite Index	+1.72%	-1.87%	+9.23%	-2.15%	+6.69%
Dow Jones Industrial Average	+1.24%	-2.90%	+7.59%	-2.06%	+3.59%
NASDAQ Composite Index	+2.69%	-7.37%	+14.69%	-8.10%	+0.25%

   The S&P 500 and Dow Industrials marked time in the first half of the fiscal year, with the positive effects of strong corporate profit growth being offset by rising oil prices and uncertainty over the progress of the war in Iraq. The NASDAQ Composite was the weakest of the major indices during this period — and for the year as a whole — as investors showed a preference for more established, dividend-paying companies over non-dividend payers. The market was also troubled by the longer-term implications of the Federal Reserve Board’s decision to begin raising the Fed Funds rate in June 2004. Following the reelection of President Bush, the market staged a strong rally in the December quarter, but sold off again as concerns about the interest rate and inflation outlook resurfaced in the opening months of calendar 2005.

   The American Leading Companies Trust Primary Class shares outperformed the overall market for the fiscal year ended March 31, 2005, with an average return of 10.12% versus 6.69% for the S&P 500. On a performance contribution basis, which takes into account both price change and portfolio weighting, the leading positive contributors for the fiscal year were: UnitedHealth Group, Devon Energy, WellPoint, Transocean, Tyco International, Phelps Dodge, Altria Group Inc., Nextel Communications, Health Net Inc. and Lloyds TSB Group plc. The strong performance of our managed care holdings — UnitedHealth Group, WellPoint and Health Net Inc. — together with our overweight in energy stocks were the keys to the portfolio’s outperformance for the year. Four of the largest detractors from performance were financial stocks — J.P. Morgan Chase & Co., Citigroup Inc., Fannie Mae and Washington Mutual — which were hurt by rising interest rates. Other detractors included InterActiveCorp, Nokia Oyj – ADR, Merck & Co., Inc., Pfizer Inc., The DIRECTV Group, and Pepsi Bottling Group. For the latest twelve months, we would describe portfolio activity as moderate, with turnover averaging between 20% and 25%. A complete listing of new purchases and liquidations is presented elsewhere in this report. In broad terms, during the year, we expanded the number of holdings in the portfolio by about 10%, from 52 to 57. We also reduced our overall exposure to the financial sector — though we remain over-weighted in this area — cutting back our holdings in mortgage finance, and taking advantage of significant market weakness to establish new positions in two insurance companies: The St. Paul Travelers Companies, Inc. and American International Group. Finally, late in the

Annual Report to Shareholders

fiscal year (March 2005), we took advantage of favorable prices to trim our holdings of managed care and energy stocks.

David E. Nelson, CFA

April 19, 2005

DJIA 10,127.41

Annual Report to Shareholders

Expense Example

American Leading Companies Trust

   As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and service (12b-1) fees on Primary Class shares; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested on October 1, 2004, and held through March 31, 2005.

Actual Expenses

   The first line for each class in the table below provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

   The second line for each class in the table below provides information about hypothetical account values and hypothetical expenses based on the relevant class’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples for the relevant class that appear in the shareholder reports of the other funds.

	Beginning	Ending	Expenses PaidA
	Account	Account	During the	Annualized
	Value	Value	Period	Expense
	10/1/04	3/31/05	10/1/04 to 3/31/05	Ratio

Primary Class:
Actual	$1,000.00	$1,105.80	$9.87	1.88%
Hypothetical (5% return before expenses)	1,000.00	1,015.56	9.45

Institutional Class:
Actual	$1,000.00	$1,111.70	$4.74	0.90%
Hypothetical (5% return before expenses)	1,000.00	1,020.44	4.53

A	These calculations are based on expenses incurred in the most recent fiscal half-year. The dollar amount shown as “Expenses Paid” is equal to the annualized expense ratio multiplied by the average value over the period, multiplied by the number of days in the most recent fiscal half-year (182) and divided by 365.

Annual Report to Shareholders

Performance Information

American Leading Companies Trust

   The graphs on the following pages compare the Fund’s total returns to that of a closely matched broad-based securities market index. The graphs illustrate the cumulative total return of an initial $10,000 investment in the Primary Class and an initial $1,000,000 investment in the Institutional Class, for the periods indicated. The lines for the Fund represent the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The lines representing the securities market index do not include any transaction costs associated with buying and selling securities in the index or other administrative expenses. Both the Fund’s results and the index’s results assume reinvestment of all dividends and distributions.

   Total return measures investment performance in terms of appreciation or depreciation in a fund’s net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results. No adjustment has been made for any income taxes payable by shareholders.

Performance Information — Continued

Annual Report to Shareholders

Growth of a $10,000 Investment — Primary Class

Periods Ended March 31, 2005

	Cumulative	Average Annual
	Total Return	Total Return

One Year	+10.12%	+10.12%
Five Years	+17.62%	+3.30%
Ten Years	+168.28%	+10.37%

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.leggmasonfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annual Report to Shareholders

Growth of a $1,000,000 Investment — Institutional Class

Periods Ended March 31, 2005

	Cumulative	Average Annual
	Total Return	Total Return

One Year	+11.21%	+11.21%
Three Years	+24.53%	+7.59%
Life of Class*	+19.25%	+4.75%

* Inception date: June 14, 2001

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please call 1-888-425-6432. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

A	Index return is for the period beginning May 31, 2001.

Performance Information — Continued

Annual Report to Shareholders

Portfolio Composition (As of March 31, 2005)

(As a percentage of net assets)

Top Ten Holdings (As of March 31, 2005)

% of
Security	Net Assets

UnitedHealth Group Incorporated	5.4%
Nextel Communications, Inc.	5.2%
Tyco International Ltd.	5.0%
Altria Group, Inc.	3.9%
J.P. Morgan Chase & Co.	3.9%
WellPoint Inc.	3.8%
Lloyds TSB Group plc	3.1%
Citigroup Inc.	3.1%
InterActiveCorp	2.8%
Health Net Inc.	2.7%

Annual Report to Shareholders

Selected Portfolio Performance B

Strongest performers for the year ended March 31, 2005C

1.	Transocean Inc.	+84.5%
2.	Devon Energy Corporation	+65.2%
3.	Anadarko Petroleum Corporation	+48.1%
4.	UnitedHealth Group Incorporated	+48.1%
5.	Apache Corporation	+42.7%
6.	WellPoint Inc.	+38.3%
7.	Johnson & Johnson	+35.0%
8.	Royal Dutch Petroleum Company – ADR	+34.6%
9.	Health Net Inc.	+31.2%
10.	Duke Energy Corporation	+30.0%

Weakest performers for the year ended March 31, 2005C

1.	InterActiveCorp	-29.6%
2.	Fannie Mae	-24.8%
3.	Nokia Oyj – ADR	-23.9%
4.	Merck & Co., Inc.	-23.6%
5.	Pfizer Inc.	-23.3%
6.	Wal Mart Stores, Inc.	-15.2%
7.	J.P. Morgan Chase & Co.	-14.6%
8.	Citigroup Inc.	-10.0%
9.	Newmont Mining Corporation	-8.7%
10.	The DIRECTV Group, Inc.	-6.2%

Portfolio Changes

Securities added during the 1st quarter 2005	Securities sold during the 1st quarter 2005

Amazon.com, Inc. American International Group, Inc. Applied Materials, Inc. Hewlett-Packard Company Sara Lee Corporation Texas Instruments Incorporated	The Kroger Co.

B	Individual security performance is measured by the change in the security’s price; for stocks, dividends are assumed to be reinvested at the time they were paid.

C	Securities held for the entire year.

Annual Report to Shareholders

Portfolio of Investments

American Leading Companies Trust

March 31, 2005
(Amounts in Thousands)

	Shares/Par	Value

Common Stock and Equity Interests — 97.9%
Consumer Discretionary — 13.1%
Household Durables — 0.3%
Koninklijke (Royal) Philips Electronics N.V. – ADR	63	$1,734	A

Internet and Catalog Retail — 4.1%
Amazon.com, Inc.	260	8,910	A
InterActiveCorp	850	18,930	A

		27,840

Media — 5.6%
Liberty Media Corporation	1,500	15,555	A
The DIRECTV Group, Inc.	900	12,978	A
Time Warner Inc.	530	9,301	A

		37,834

Specialty Retail — 3.1%
The Home Depot, Inc.	150	5,736
The TJX Companies, Inc.	630	15,517

		21,253

Consumer Staples — 7.1%
Beverages — 0.9%
The Pepsi Bottling Group, Inc.	225	6,266

Food and Staples Retailing — 1.7%
Albertson’s, Inc.	465	9,602
Wal-Mart Stores, Inc.	35	1,754

		11,356

Food Products — 0.4%
Sara Lee Corporation	122	2,704

Household Products — 0.2%
Kimberly-Clark Corporation	25	1,643

Annual Report to Shareholders

	Shares/Par	Value

Consumer Staples — Continued
Tobacco — 3.9%
Altria Group, Inc.	400	$26,156

Energy — 6.7%
Energy Equipment and Services — 2.1%
Baker Hughes Incorporated	51	2,269
Transocean Inc.	230	11,836	A

		14,105

Oil and Gas — 4.6%
Anadarko Petroleum Corporation	90	6,849
Apache Corporation	141	8,634
Devon Energy Corporation	280	13,370
Royal Dutch Petroleum Company – ADR	34	2,041

		30,894

Financials — 22.6%
Capital Markets — 1.2%
Merrill Lynch & Co., Inc.	70	3,962
Morgan Stanley	70	4,008

		7,970

Commercial Banks — 5.4%
Bank of America Corporation	343	15,144
Lloyds TSB Group plc	2,350	21,207

		36,351

Diversified Financial Services — 6.9%
Citigroup Inc.	465	20,897
J.P. Morgan Chase & Co.	752	26,019

		46,916

Insurance — 3.8%
American International Group, Inc.	250	13,852
The St. Paul Travelers Companies, Inc.	318	11,680

		25,532

Portfolio of Investments — Continued

American Leading Companies Trust — Continued

Annual Report to Shareholders

	Shares/Par	Value

Financials — Continued
Thrifts and Mortgage Finance — 5.3%
Countrywide Financial Corporation	150	$4,869
Fannie Mae	75	4,084
MGIC Investment Corporation	180	11,100
Washington Mutual, Inc.	390	15,405

		35,458

Health Care — 16.2%
Health Care Providers and Services — 11.8%
Health Net Inc.	550	17,991	A
UnitedHealth Group Incorporated	380	36,244
WellPoint Inc.	205	25,697	A

		79,932

Pharmaceuticals — 4.4%
Bristol-Myers Squibb Company	425	10,820
Johnson & Johnson	118	7,925
Merck & Co., Inc.	123	3,982
Pfizer Inc.	260	6,830

		29,557

Industrials — 10.6%
Aerospace/ Defense — 3.5%
General Dynamics Corporation	108	11,561
Lockheed Martin Corporation	200	12,212

		23,773

Industrial Conglomerates — 6.8%
General Electric Company	340	12,261
Tyco International Ltd.	1,000	33,800

		46,061

Machinery — 0.3%
Deere & Company	30	2,014

Annual Report to Shareholders

	Shares/Par	Value

Information Technology — 8.6%
Communications Equipment — 2.0%
Nokia Oyj – ADR	875	$13,501	A

Computers and Peripherals — 2.9%
Hewlett-Packard Company	250	5,485
International Business Machines Corporation	152	13,890

		19,375

Semiconductor Equipment and Production — 2.3%
Applied Materials, Inc.	200	3,250	A
Intel Corporation	300	6,969
Texas Instruments Incorporated	200	5,098

		15,317

Software — 1.4%
Microsoft Corporation	405	9,789

Materials — 5.7%
Metals and Mining — 5.7%
Alcoa Inc.	275	8,357
Newmont Mining Corporation	370	15,633
Phelps Dodge Corporation	143	14,547

		38,537

Telecommunication Services — 6.7%
Diversified Telecommunication Services — 1.5%
ALLTEL Corporation	180	9,873

Wireless Telecommunication Services — 5.2%
Nextel Communications, Inc.	1,250	35,525	A

Portfolio of Investments — Continued

American Leading Companies Trust — Continued

Annual Report to Shareholders

	Shares/Par	Value

Utilities — 0.6%
Multi-Utilities and Unregulated Power — 0.6%
Duke Energy Corporation	140	$3,921

Total Common Stock and Equity Interests (Identified Cost — $435,813)		661,187

Repurchase Agreements — 2.1%
Bank of America 2.78%, dated 3/31/05, to be repurchased at $7,060 on 4/1/05 (Collateral: $7,215 Freddie Mac discount notes, due 4/26/05, value $7,201)	$7,059	7,059
Goldman Sachs & Company 2.83%, dated 3/31/05, to be repurchased at $7,060 on 4/1/05 (Collateral: $7,028 Fannie Mae mortgage-backed securities, 6%, due 10/1/34, value $7,212)	7,059	7,059

Total Repurchase Agreements (Identified Cost — $14,118)		14,118

Total Investments — 100.0% (Identified Cost — $449,931)		675,305
Other Assets Less Liabilities — 0.0%		100

Net Assets — 100%		$675,405

A	Non-income producing.

See notes to financial statements.

Annual Report to Shareholders

Statement of Assets and Liabilities

American Leading Companies Trust

March 31, 2005
(Amounts in Thousands)

Assets:
Investment securities at market value (Identified Cost – $435,813)	$661,187
Short-term securities at value (Identified Cost – $14,118)	14,118

Total investments		$675,305

Receivable for:
Fund shares sold		772
Securities sold		5,281
Dividend and interest income		1,944
Other assets		6

		683,308

Liabilities:

Payable for:
Fund shares repurchased	532
Securities purchased	6,097

Due to:
Manager	432
Distributor	557
Tax withholding liability	118
Accrued expenses	167

		7,903

Net Assets		$675,405

Net assets consist of:

Accumulated paid-in capital applicable to:
29,933 Primary Class shares outstanding	$442,367
957 Institutional Class shares outstanding	17,114
Undistributed net investment income/(loss)	(16)
Accumulated net realized gain/(loss) on investments	(9,412)
Unrealized appreciation/(depreciation) of investments and foreign currency	225,352

Net Assets		$675,405

Net Asset Value Per Share:
Primary Class		$21.85

Institutional Class		$22.34

See notes to financial statements.

Annual Report to Shareholders

Statement of Operations

American Leading Companies Trust

For the Year Ended March 31, 2005
(Amounts in Thousands)

Investment Income:
Dividends	$11,594	A
Interest	99

Total income			$11,693

Expenses:
Management fees	4,668

Distribution and service fees:
Primary Class	6,043
Audit and legal fees	48
Custodian fees	137
Directors’ fees and expenses	32
Registration fees	25
Reports to shareholders	110

Transfer agent and shareholder servicing expense:
Primary Class	411
Institutional Class	15
Other expenses	62

	11,551
Less: Compensating balance credits	(1	)B

Total expenses			11,550

Net Investment Income			143

Net Realized and Unrealized Gain on Investments:
Realized gain on investments and foreign currency transactions	31,042
Change in unrealized appreciation/(depreciation) of investments and foreign currency translations	29,389

Net Realized and Unrealized Gain on Investments			60,431

Change in Net Assets Resulting From Operations			$60,574

A	Net of foreign taxes withheld of $203.

B	See Note 1, Compensating Balance Credits, in the notes to financial statements.

See notes to financial statements.

Annual Report to Shareholders

Statement of Changes in Net Assets

American Leading Companies Trust

(Amounts in Thousands)

	For the Years Ended March 31,

	2005	2004

Change in Net Assets:
Net investment income	$143	$404
Net realized gain on investments and foreign currency transactions	31,042	1,042
Change in unrealized appreciation/(depreciation) of investments and foreign currency translations	29,389	152,137

Change in net assets resulting from operations	60,574	153,583

Distributions to shareholders:

From net investment income:
Primary Class	(214)	(86)
Institutional Class	(176)	(120)

Change in net assets from Fund share transactions:
Primary Class	10,335	24,999
Institutional Class	2,595	4,855

Change in net assets	73,114	183,231

Net Assets:
Beginning of year	602,291	419,060

End of year	$675,405	$602,291

Undistributed net investment income/(loss)	$(16)	$233

See notes to financial statements.

Annual Report to Shareholders

Financial Highlights

American Leading Companies Trust

   Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

Primary Class:

	Years Ended March 31,

	2005		2004		2003	2002	2001

Net asset value, beginning of year	$19.85		$14.54		$18.13	$18.28	$18.69

Investment operations:
Net investment income/(loss)	—	A	.01		(.01)	(.08)	(.13)
Net realized and unrealized gain/(loss) on investments	2.01		5.30		(3.58)	(.07)	(.17)

Total from investment operations	2.01		5.31		(3.59)	(.15)	(.30)

Distributions:
From net investment income	(.01)		—	B	—	—	—
From net realized gain on investments	—		—		—	—	(.11)

Total distributions	(.01)		—	B	—	—	(.11)

Net asset value, end of year	$21.85		$19.85		$14.54	$18.13	$18.28

Ratios/supplemental data:
Total return	10.12%		36.54%		(19.80)%	(.82)%	(1.65)%
Expenses to average net assets	1.88%		1.90%		1.92%	1.93%	1.95%
Net investment income/(loss) to average net assets	(.01)%		.05%		(.05)%	(.47)%	(.65)%
Portfolio turnover rate	19.4%		19.6%		19.0%	22.7%	31.0%

Net assets, end of year (in thousands)	$654,019		$585,295		$410,331	$551,061	$272,150

A	$(.001) per share.

B	$(.003) per share.

See notes to financial statements.

Annual Report to Shareholders

Institutional Class:

	Years Ended March 31,

	2005	2004	2003	2002A

Net asset value, beginning of period	$20.28	$14.83	$18.27	$19.08

Investment operations:
Net investment income/(loss)	.21	.20	.15	.09
Net realized and unrealized gain/(loss) on investments	2.06	5.42	(3.59)	(.90)

Total from investment operations	2.27	5.62	(3.44)	(.81)

Distributions:
From net investment income	(.21)	(.17)	—	—
From net realized gain on investments	—	—	—	—

Total distributions	(.21)	(.17)	—	—

Net asset value, end of period	$22.34	$20.28	$14.83	$18.27

Ratios/supplemental data:
Total return	11.21%	37.96%	(18.83)%	(4.25	)%B
Expenses to average net assets	.90%	.85%	.87%	.87	%C
Net investment income/(loss) to average net assets	.99%	1.14%	1.02%	.62	%C
Portfolio turnover rate	19.4%	19.6%	19.0%	22.7%

Net assets, end of period (in thousands)	$21,386	$16,996	$8,729	$9,649

A	For the period June 14, 2001 (re-commencement of operations) to March 31, 2002.

B	Not annualized.
C	Annualized.

See notes to financial statements.

Annual Report to Shareholders

Management’s Discussion of Fund Performance

Balanced Trust

   Total returns for the Fund for various periods ended March 31, 2005, are presented below, along with those of some comparative indices:

			Average Annual Total Returns
	First
	Quarter	One	Three	Five	Since
	2005	Year	Years	Years	InceptionA

Balanced Trust
Primary Class	-0.98%	+4.02%	+2.43%	+0.87%	+3.91%
Financial Intermediary Class	-0.89%	+4.53%	+2.93%	N/A	+2.64%
Institutional Class	-0.80%	+4.86%	+3.19%	N/A	+2.91%
Lehman Intermediate Government/ Credit IndexB	-0.87%	-0.32%	+5.46%	+6.71%	+6.36%
Lipper Balanced Fund IndexB	-1.27%	+5.10%	+4.64%	+2.09%	+7.29%
S&P 500 Stock Composite IndexB	-2.15%	+6.69%	+2.75%	-3.16%	+8.23%

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information for the Primary Class please visit www.leggmasonfunds.com; for the Financial Intermediary and Institutional Classes please call 1-888-425-6432. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods. Performance figures for periods longer than one year represent average annual returns.

Equity Portfolio

   During the twelve-month period ended March 31, 2005, the equity portfolio generated positive absolute and relative returns. The equity portion of the Fund posted a total return of 9.31% versus 6.69% for the S&P 500 Stock Composite Index. This level of return enabled the overall Fund to close some, but not all, of the performance gap with the Lipper Balanced Fund Index.
   Equity portfolio performance came from two sources during the year, stock selection and sector weighting. Among some of the best performing stocks owned by the Fund were three that were added during the last twelve months: L-3 Communications, up 16%, Praxair, up

A	The inception date of the Primary Class is October 1, 1996. The inception date of the Financial Intermediary and Institutional Classes is March 16, 2001. Index returns are for periods beginning September 30, 1996.

B	See the Glossary of Index Definitions on page 98. It is not possible to invest in an index.

Annual Report to Shareholders

21%, and topping the list — the shares of Questar, with a total return of 60% since being purchased in May of 2004. Not all of the additions to the Fund contributed to performance, however. Late in the period we added to the Fund’s holdings of Intel, which declined 6.5%, Texas Instruments, down 4%, and Vodafone, down 2%. Beyond the individual securities selected, the Fund benefited from an overweighted allocation to energy and materials companies as well as a less-than-market emphasis on telecommunications, technology and financial services stocks. This is reflective of our strategy to limit the Fund’s exposure to companies negatively impacted by rising interest rates in favor of those that benefit from stronger commodity pricing and increased industrial output.

Fixed Income Portfolio

   During the twelve-month period ended March 31, 2005, the fixed income portfolio delivered a positive relative return with a slightly negative actual return. The total return for the fixed income portfolio was -0.23%, versus -0.32% for the Lehman Intermediate Government/ Credit Index.
   Interest rates moved up during the twelve-month period across all but the longest maturities. The 2-year Treasury note yield was 3.78% on March 31, 2005, 220 basis pointsC higher than the year before. The 10-year Treasury note yield was 4.48% at the end of March 2005, 65 basis points higher than 1 year prior.
   The fixed income performance benefited from interest rate as well as term-structure positioning. The duration, i.e., the sensitivity of the price of the fixed income portfolio to changes in interest rates, was held below that of the benchmark while interest rates moved up across most maturities. Holding a barbell structure, more holdings of shorter and longer maturities and less intermediate maturities, also added value to the fixed income portfolio.

Peter Sorrentino, CFA

Troy Snider, CFA
David Francis

April 26, 2005

DJIA 10,151.13

C	100 basis points = 1%.

Annual Report to Shareholders

Expense Example

Balanced Trust

   As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and service (12b-1) fees on Primary and Financial Intermediary Class shares; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested on October 1, 2004, and held through March 31, 2005.

Actual Expenses

   The first line for each class in the table below provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

   The second line for each class in the table below provides information about hypothetical account values and hypothetical expenses based on the relevant class’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples for the relevant class that appear in the shareholder reports of the other funds.

	Beginning	Ending	Expenses PaidA
	Account	Account	During the	Annualized
	Value	Value	Period	Expense
	10/1/04	3/31/05	10/1/04 to 3/31/05	Ratio

Primary Class:
Actual	$1,000.00	$1,040.20	$9.41	1.85%
Hypothetical (5% return before expenses)	1,000.00	1,015.71	9.30

Financial Intermediary Class:
Actual	$1,000.00	$1,045.30	$6.88	1.35%
Hypothetical (5% return before expenses)	1,000.00	1,018.20	6.79

Institutional Class:
Actual	$1,000.00	$1,048.60	$5.62	1.10%
Hypothetical (5% return before expenses)	1,000.00	1,019.45	5.54

A	These calculations are based on expenses incurred in the most recent fiscal half-year. The dollar amount shown as “Expenses Paid” is equal to the annualized expense ratio multiplied by the average value over the period, multiplied by the number of days in the most recent fiscal half-year (182) and divided by 365.

Annual Report to Shareholders

Performance Information

Balanced Trust

   The graphs on the following pages compare the Fund’s total returns to that of two closely matched broad-based securities market indices. The graphs illustrate the cumulative total return of an initial $10,000 investment in the Primary Class and an initial $1,000,000 investment in each of the Financial Intermediary or Institutional Classes, for the periods indicated. The lines for the Fund represent the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The lines representing each securities market index do not include any transaction costs associated with buying and selling securities in the indices or other administrative expenses. Both the Fund’s results and the indices’ results assume reinvestment of all dividends and distributions.

   Total return measures investment performance in terms of appreciation or depreciation in a fund’s net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results. No adjustment has been made for any income taxes payable by shareholders.

Performance Information — Continued

Annual Report to Shareholders

Growth of a $10,000 Investment — Primary Class

Periods Ended March 31, 2005

	Cumulative	Average Annual
	Total Return	Total Return

One Year	+4.02%	+4.02%
Five Years	+4.43%	+0.87%
Life of Class*	+38.50%	+3.91%

* Inception date: October 1, 1996

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.leggmasonfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

A	Index returns are for periods beginning September 30, 1996.

Annual Report to Shareholders

Growth of a $1,000,000 Investment — Financial Intermediary Class

Periods Ended March 31, 2005

	Cumulative	Average Annual
	Total Return	Total Return

One Year	+4.53%	+4.53%
Three Years	+9.04%	+2.93%
Life of Class*	+11.09%	+2.64%

* Inception date: March 16, 2001

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please call 1-888-425-6432. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

B	Index returns are for periods beginning March 31, 2001.

Performance Information — Continued

Annual Report to Shareholders

Growth of a $1,000,000 Investment — Institutional Class

Periods Ended March 31, 2005

	Cumulative	Average Annual
	Total Return	Total Return

One Year	+4.86%	+4.86%
Three Years	+9.88%	+3.19%
Life of Class*	+12.31%	+2.91%

* Inception date: March 16, 2001

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please call 1-888-425-6432. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

B	Index returns are for periods beginning March 31, 2001.

Annual Report to Shareholders

Portfolio Composition (As of March 31, 2005)

(As a percentage of net assets)

Top Ten Holdings (As of March 31, 2005)

% of
Security	Net Assets

United States Treasury Notes, 3.25%, due 8/15/07	2.6%
Medtronic, Inc.	2.4%
Target Corporation	2.2%
United States Treasury STRIPS, 0%, 5/15/07	2.2%
Fannie Mae, 5.5%, 10/1/34	2.2%
Citigroup Inc.	2.1%
United States Treasury Notes, 3.63%, due 7/15/09	2.0%
PepsiCo, Inc.	2.0%
United States Treasury Notes, 3.5%, due 11/15/09	1.9%
General Electric Company	1.9%

Performance Information — Continued

Annual Report to Shareholders

Selected Portfolio Performance C

Strongest performers for the year ended March 31, 2005D

1.	EnCana Corp.	+64.7%
2.	Kansas City Southern	+38.6%
3.	Johnson & Johnson	+35.0%
4.	Rio Tinto plc – ADR	+32.4%
5.	BP plc – ADR	+25.7%
6.	Abbott Laboratories	+24.3%
7.	General Electric Company	+21.0%
8.	Union Pacific Corporation	+18.8%
9.	Illinois Tool Works Inc.	+14.3%
10.	Dell Inc.	+14.3%

	Weakest performers for the year ended March 31, 2005D

1.	Fannie Mae	-24.8%
2.	Nokia Oyj – ADR	-23.9%
3.	Applied Materials, Inc.	-23.8%
4.	Wal-Mart Stores, Inc.	-15.2%
5.	Intel Corporation	-13.9%
6.	Citigroup Inc.	-10.0%
7.	SYSCO Corporation	-6.8%
8.	United States Treasury Notes, 6.5%, 10/15/06	-6.6%
9.	Union Pacific Corporation, 6.625%, 2/1/08	-6.3%
10.	Caterpillar Financial Services Corporation, 4.875%, 6/15/07	-5.7%

Portfolio Changes

Securities added during the 1st quarter 2005	Securities sold during the 1st quarter 2005

Cisco Systems, Inc.	Devon Energy Corporation
Fannie Mae, 3.875%, 2/15/10	International Paper Capital Trust, Cv., 5.25%
Fannie Mae, 5.50%, 10/1/34	Microsoft Corporation
Fannie Mae, 4.625%, 10/15/14	Neenah Paper, Inc.
Federal Farm Credit Bank, 1.875%, 1/16/07	Newell Financial Trust I, Cv., 5.25%
Kyphon Inc.	Pfizer Inc.
Lowe’s Companies, Inc.
Pacific Gas & Electric Co., 4.20%, 3/1/11
Schlumberger Limited
Vodafone Group Plc

C	Individual security performance is measured by the change in the security’s price; for stocks, dividends are assumed to be reinvested at the time they were paid.
D	Securities held for the entire year.

Annual Report to Shareholders

Portfolio of Investments

Balanced Trust

March 31, 2005
(Amounts in Thousands)

	Par/Shares	Value

Common Stocks and Equity Interests — 59.6%
Consumer Discretionary — 6.4%
Hotels, Restaurants and Leisure — 1.5%
McDonald’s Corporation	29	$903

Multi-Line Retail — 3.2%
Target Corporation	26	1,301
Wal-Mart Stores, Inc.	13	651

		1,952

Specialty Retail — 1.7%
Lowe’s Companies, Inc.	7	371
The Home Depot, Inc.	16	627

		998

Consumer Staples — 5.2%
Beverages — 3.3%
Anheuser-Busch Companies, Inc.	16	734
PepsiCo, Inc.	23	1,220

		1,954

Food and Drug Retailing — 0.6%
SYSCO Corporation	10	358

Household Products — 1.3%
Kimberly-Clark Corporation	12	789

Energy — 11.1%
Oil and Gas — 11.1%
BP plc – ADR	14	861
ChevronTexaco Corporation	17	968
EnCana Corp.	14	972
Nabors Industries, Ltd.	14	822	A
Praxair, Inc.	22	1,072

Portfolio of Investments — Continued

Balanced Trust — Continued

Annual Report to Shareholders

	Par/Shares	Value

Energy — Continued
Oil and Gas — Continued
Questar Corporation	20	$1,161
Schlumberger Limited	11	768

		6,624

Financials — 8.4%
Diversified Financial Services — 2.1%
Citigroup Inc.	28	1,268

Financial (Diversified) — 1.2%
Equity Office Properties Trust	24	723

Insurance — 3.6%
Lincoln National Corporation	14	632
Principal Financial Group, Inc.	14	535
The PMI Group, Inc.	25	954

		2,121

Thrifts and Mortgage Finance — 1.5%
Fannie Mae	17	920

Health Care — 11.1%
Health Care (Medical Products and Supplies) — 6.8%
Biomet, Inc.	22	799
Kyphon Inc.	14	352
MedImmune, Inc.	40	952	A
Medtronic, Inc.	28	1,437
STERIS Corporation	22	556	A

		4,096

Annual Report to Shareholders

	Par/Shares	Value

Health Care — Continued
Pharmaceuticals — 4.3%
Abbott Laboratories	17	$793
IVAX Corporation	46	914	A
Johnson & Johnson	13	873

		2,580

Industrials — 5.4%
Industrial Conglomerates — 1.9%
General Electric Company	32	1,154

Machinery — 1.1%
Illinois Tool Works Inc.	7	627

Road and Rail — 2.4%
Kansas City Southern	44	847	A
Union Pacific Corporation	9	593

		1,440

Information Technology — 10.2%
Communications Equipment — 2.6%
Cisco Systems, Inc.	38	680	A
Nokia Oyj – ADR	34	525	A
Vodafone Group Plc	13	345

		1,550

Computers and Peripherals — 1.8%
Dell Inc.	10	384	A
International Business Machines Corporation	8	694

		1,078

Semiconductor Equipment and Production — 3.4%
Applied Materials, Inc.	36	582	A
Intel Corporation	32	743
Texas Instruments Incorporated	28	714

		2,039

Portfolio of Investments — Continued

Balanced Trust — Continued

Annual Report to Shareholders

		Maturity
	Rate	Date	Par/Shares	Value

Information Technology — Continued
Software — 1.0%
Oracle Corporation			50	$624	A

Telecommunications — 1.4%
L-3 Communications Holdings, Inc.			12	852

Materials — 1.8%
Metals and Mining — 1.8%
Rio Tinto plc – ADR			8	1,077

Total Common Stocks and Equity Interests (Identified Cost — $29,303)				35,727

Corporate Bonds and Notes — 11.6%
Aerospace/ Defense — 0.8%
General Dynamics Corporation	4.500%	8/15/10	$500	495

Banking and Finance — 0.9%
Bank of America Corporation	5.125%	11/15/14	330	330
Caterpillar Financial Services Corporation	4.875%	6/15/07	200	202

				532

Diversified Financials — 0.8%
SLM Corporation	5.380%	1/31/14	500	500	B

Finance — 1.8%
General Motors Acceptance Corporation	4.750%	5/19/05	525	525	B
Ford Motor Credit Company	6.875%	2/1/06	550	558

				1,083

Food — 2.2%
Kroger Company	6.750%	4/15/12	700	763
Safeway Inc.	4.800%	7/16/07	525	525

				1,288

Annual Report to Shareholders

		Maturity
	Rate	Date	Par/Shares	Value

Investment Banking/ Brokerage — 1.7%
J.P. Morgan Chase & Co.	3.125%	12/11/06	$500	$493
Merrill Lynch & Co., Inc.	3.700%	4/21/08	500	490

				983

Multi-Line Retail — 0.8%
Wal-Mart Stores, Inc.	4.550%	5/1/13	475	467

Oil and Gas — 0.5%
Pacific Gas and Electric Company	4.200%	3/1/11	325	313

Pharmaceuticals — 0.8%
Abbott Laboratories	3.750%	3/15/11	500	474

Railroads — 1.3%
Union Pacific Corporation	6.625%	2/1/08	750	793

Total Corporate Bonds and Notes (Identified Cost — $6,939)				6,928

U.S. Government and Agency Obligations — 25.8%
Fixed Rate Securities — 21.9%
Fannie Mae	3.875%	2/15/10	750	730
Fannie Mae	4.625%	10/15/14	300	294
Fannie Mae	5.000%	7/1/18	724	725
Fannie Mae	5.500%	10/1/34	1,285	1,287
Federal Farm Credit Bank	1.875%	1/16/07	500	482
Federal Farm Credit Bank	3.750%	4/9/10	475	458
Freddie Mac	2.750%	8/15/06	850	838
Freddie Mac	3.160%	5/7/07	675	664
Freddie Mac	4.500%	11/15/12	650	644
United States Treasury Notes	2.375%	8/15/06	700	688
United States Treasury Notes	2.625%	11/15/06	700	688
United States Treasury Notes	3.250%	8/15/07	1,600	1,578
United States Treasury Notes	3.375%	11/15/08	1,000	978
United States Treasury Notes	3.500%	11/15/09	1,200	1,168

Portfolio of Investments — Continued

Balanced Trust — Continued

Annual Report to Shareholders

		Maturity
	Rate	Date	Par/Shares	Value

Fixed Rate Securities — Continued
United States Treasury Notes	3.625%	7/15/09	$1,250	$1,226
United States Treasury Notes	4.000%	2/15/14	450	434
United States Treasury Notes	6.500%	10/15/06	250	260

				13,142

Inflation-Indexed Securities — 1.0%
United States Treasury Inflation-Protected Security	2.000%	1/15/14	568	581	C

Stripped Securities — 2.9%
United States Treasury STRIPS	0.000%	5/15/07	1,400	1,293	D
United States Treasury STRIPS	0.000%	5/15/13	625	433	D

				1,726

Total U.S. Government and Agency Obligations (Identified Cost — $15,747)				15,449

U.S. Government Agency Mortgage-Backed Securities — 2.6%
Fixed Rate Securities — 2.6%
Government National Mortgage Association	5.500%	6/15/34	433	437
Government National Mortgage Association	6.000%	1/15/29 to
		1/15/34	784	807
Government National Mortgage Association	7.000%	2/15/28 to
		12/15/31	276	292

Total U.S. Government Agency Mortgage- Backed Securities (Identified Cost — $1,501)				1,536

Annual Report to Shareholders

	Par/Shares	Value

Repurchase Agreements — 0.8%
Goldman Sachs & Company 2.83%, dated 3/31/05, to be repurchased at $500 on 4/1/05 (Collateral: $498 Fannie Mae mortgage-backed securities, 6%, due 10/1/34, value $511)	$500	$500

Total Repurchase Agreements (Identified Cost — $500)		500

Total Investments — 100.4% (Identified Cost — $53,990)		60,140
Other Assets Less Liabilities — (0.4)%		(215)

Net Assets — 100.0%		$59,925

A	Non-income producing.

B	Indexed security — The rates of interest earned on these securities are tied to the Consumer Price Index (“CPI”) or to the London Interbank Offered Rate (“LIBOR”). The coupon rates are the rates as of March 31, 2005.
C	U.S. Treasury Inflation-Protected Security — Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.
D	STRIPS — Separate Trading of Registered Interest and Principal of Securities. This is a pre-stripped zero coupon bond that is a direct obligation of the U.S. Treasury.

See notes to financial statements.

Annual Report to Shareholders

Statement of Assets and Liabilities

Balanced Trust

March 31, 2005
(Amounts in Thousands)

Assets:
Investment securities at market value (Identified Cost – $53,490)	$59,640
Short-term securities at value (Identified Cost – $500)	500

Total investments		$60,140

Receivable for:
Fund shares sold		49
Dividend and interest income		263

		60,452

Liabilities:

Payable for:
Fund shares repurchased	63
Securities purchased	350

Due to:
Manager	20
Distributor	26
Tax withholding liability	2
Accrued expenses	66

		527

Net Assets		$59,925

Net assets consist of:

Accumulated paid-in-capital applicable to:
3,373 Primary Class shares outstanding	$37,541
1,949 Financial Intermediary Class shares outstanding	13,648
56 Institutional Class shares outstanding	1,154
Undistributed net investment income	253
Accumulated net realized gain/(loss) on investments	1,179
Unrealized appreciation/(depreciation) of investments	6,150

Net Assets		$59,925

Net Asset Value Per Share:
Primary Class		$11.15

Financial Intermediary Class		$11.13

Institutional Class		$11.13

See notes to financial statements.

Annual Report to Shareholders

Statement of Operations

Balanced Trust

For the Year Ended March 31, 2005
(Amounts in Thousands)

Investment Income:
Dividends	$736	A
Interest	780

Total income			$1,516

Expenses:
Management fee	447

Distribution and service fees:
Primary Class	285
Financial Intermediary Class	53
Audit and legal fees	52
Custodian fee	70
Directors’ fees and expenses	15
Registration fees	22
Reports to shareholders	42

Transfer agent and shareholder servicing expense:
Primary Class	55
Financial Intermediary Class	21
Institutional Class	1
Other expenses	20

	1,083
Less: Compensating balance credits	(1	)B
Fees waived	(88)

Total expenses, net of compensating balance credits and fee waivers			994

Net Investment Income			522

Net Realized and Unrealized Gain on Investments:
Realized gain on investments	3,738
Change in unrealized appreciation/(depreciation) of investments	(1,815)

Net Realized and Unrealized Gain on Investments			1,923

Change in Net Assets Resulting From Operations			$2,445

A	Net of foreign taxes withheld of $12.

B	See Note 1, Compensating Balance Credits, in the notes to financial statements.

See notes to financial statements.

Annual Report to Shareholders

Statement of Changes in Net Assets

Balanced Trust

(Amounts in Thousands)

	For the Years Ended March 31,

	2005	2004

Change in Net Assets:
Net investment income	$522	$661
Net realized gain/(loss) on investments	3,738	(486)
Change in unrealized appreciation/(depreciation) of investments	(1,815)	10,054

Change in net assets resulting from operations	2,445	10,229

Distributions to shareholders:

From net investment income:
Primary Class	(274)	(471)
Financial Intermediary Class	(289)	(390)
Institutional Class	(9)	(9)

From net realized gain on investments:
Primary Class	(709)	—
Financial Intermediary Class	(392)	—
Institutional Class	(10)	—

Change in net assets from Fund share transactions:
Primary Class	(1,846)	169
Financial Intermediary Class	(361)	(1,808)
Institutional Class	123	90

Change in net assets	(1,322)	7,810

Net Assets:
Beginning of year	61,247	53,437

End of year	$59,925	$61,247

Undistributed net investment income	$253	$296

See notes to financial statements.

Annual Report to Shareholders

Financial Highlights

Balanced Trust

   Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

Primary Class:

	Years Ended March 31,

	2005		2004		2003		2002		2001

Net asset value, beginning of year	$10.99		$9.36		$10.97		$11.64		$12.20

Investment operations:
Net investment income	.08	A	.10	A	.13	A	.11	A,B	.17	A
Net realized and unrealized gain/(loss) on investments	.37		1.66		(1.57)		.02	B	(.61)

Total from investment operations	.45		1.76		(1.44)		.13		(.44)

Distributions:
From net investment income	(.08)		(.13)		(.10)		(.11)		(.12)
From net realized gain on investments	(.21)		—		(.07)		(.69)		—

Total distributions	(.29)		(.13)		(.17)		(.80)		(.12)

Net asset value, end of year	$11.15		$10.99		$9.36		$10.97		$11.64

Ratios/supplemental data:
Total return	4.02%		19.03%		(13.20)%		.89%		(3.68)%
Expenses to average net assets	1.85	% A	1.85	% A	1.85	% A	1.85	% A	1.85	% A
Net investment income to average net assets	.70	%A	.94	%A	1.37	% A	1.04	% A,B	1.38	% A
Portfolio turnover rate	42.4%		42.1%		29.5%		55.4%		58.4%
Net assets, end of year (in thousands)	$37,602		$38,936		$32,914		$36,308		$35,971

A	Net of fees waived by LMFA pursuant to a voluntary expense limitation of 1.85% of average daily net assets. If no fees had been waived by LMFA, the annualized ratio of expenses to average daily net assets would have been as follows: for the years ended March 31, 2005, 2.02%; 2004,1.96%; 2003, 2.03%; 2002, 2.02%; and 2001, 2.00%.

B	As required, effective April 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing discount and premium on debt securities. The effect of this adoption for the year ended March 31, 2002, was an increase in the Fund’s net investment income per share of $0.01, a decrease in net realized and unrealized gain/ (loss) per share of $0.01, and an increase in the ratio of net investment income from 0.96% to 1.04%. Per share data and ratios for periods prior to April 1, 2001, have not been restated to reflect this change in accounting.

See notes to financial statements.

Financial Highlights — Continued

Annual Report to Shareholders

Financial Intermediary Class:

	Years Ended March 31,

	2005		2004		2003		2002		2001C

Net asset value, beginning of period	$11.00		$9.37		$10.96		$11.64		$11.58

Investment operations:
Net investment income/(loss)	.13	D	.15	D	.20	D	.17	D,E	N.M.	D
Net realized and unrealized gain/(loss) on investments	.36		1.66		(1.58)		.01	E	.06

Total from investment operations	.49		1.81		(1.38)		.18		.06

Distributions:
From net investment income	(.15)		(.18)		(.14)		(.17)		—
From net realized gain on investments	(.21)		—		(.07)		(.69)		—

Total distributions	(.36)		(.18)		(.21)		(.86)		—

Net asset value, end of period	$11.13		$11.00		$9.37		$10.96		$11.64

Ratios/supplemental data:
Total return	4.53%		19.52%		(12.72)%		1.35%		.52	%F
Expenses to average net assets	1.35	% D	1.35	% D	1.35	% D	1.35	% D	1.35	%D,G
Net investment income/(loss) to average net assets	1.21	% D	1.46	% D	1.88	% D	1.55	% D,E	.27	%D,G
Portfolio turnover rate	42.4%		42.1%		29.5%		55.4%		58.4%
Net assets, end of period (in thousands)	$21,695		$21,812		$20,182		$26,463		$30,976

C	For the period from March 16, 2001 (commencement of operations) to March 31, 2001.
D	Net of fees waived by LMFA pursuant to a voluntary expense limitation of 1.35% of average daily net assets. If no fees had been waived by LMFA, the annualized ratio of expenses to average daily net assets would have been as follows: for the years ended March 31, 2005, 1.47%; 2004, 1.44%; 2003, 1.46%; 2002, 1.48%; and for the period ended March 31, 2001, 1.45%.

E	As required, effective April 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing discount and premium on debt securities. The effect of this adoption for the year ended March 31, 2002, was an increase in the Fund’s net investment income per share of $0.01, a decrease in net realized and unrealized gain/(loss) per share of $0.01, and an increase in the ratio of net investment income from 1.47% to 1.55%. Per share data and ratios for periods prior to April 1, 2001, have not been restated to reflect this change in accounting.
F	Not annualized.

G	Annualized.

N.M. — Not meaningful.

See notes to financial statements.

Annual Report to Shareholders

Institutional Class:

	Years Ended March 31,

	2005		2004		2003		2002		2001C

Net asset value, beginning of period	$11.01		$9.38		$10.98		$11.64		$11.58

Investment operations:
Net investment income/(loss)	.17	H	.17	H	.22	H	.19	H,I	N.M.	H
Net realized and unrealized gain/(loss) on investments	.36		1.68		(1.59)		.03	I	.06

Total from investment operations	.53		1.85		(1.37)		.22		.06

Distributions:
From net investment income	(.20)		(.22)		(.16)		(.19)		—
From net realized gain on investments	(.21)		—		(.07)		(.69)		—

Total distributions	(.41)		(.22)		(.23)		(.88)		—

Net asset value, end of period	$11.13		$11.01		$9.38		$10.98		$11.64

Ratios/supplemental data:
Total return	4.86%		19.87%		(12.58)%		1.68%		.52	%F
Expenses to average net assets	1.10	% H	1.10	% H	1.10	%H	1.10	% H	1.10	%G,H
Net investment income/(loss) to average net assets	1.47	% H	1.68	% H	2.14	%H	1.79	% H,I	.52	%G,H
Portfolio turnover rate	42.4%		42.1%		29.5%		55.4%		58.4%
Net assets, end of period (in thousands)	$628		$499		$341		$391		$325

H	Net of fees waived by LMFA pursuant to a voluntary expense limitation of 1.10% of average daily net assets. If no fees had been waived by LMFA, the annualized ratio of expenses to average daily net assets would have been as follows: for the years ended March 31, 2005, 1.17%; 2004, 1.12%; 2003, 1.17%; 2002, 1.21%; and for the period ended March 31, 2001, 1.16%.

I	As required, effective April 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing discount and premium on debt securities. The effect of this adoption for the year ended March 31, 2002, was an increase in the Fund’s net investment income per share of $0.01, a decrease in net realized and unrealized gain/(loss) per share of $0.01, and an increase in the ratio of net investment income from 1.71% to 1.79%. Per share data and ratios for periods prior to April 1, 2001, have not been restated to reflect this change in accounting.

N.M. — Not meaningful.

See notes to financial statements.

Annual Report to Shareholders

Management’s Discussion of Fund Performance

Financial Services Fund

   Total returns for the Fund for various periods ended March 31, 2005, are presented below, along with those of some comparative indices:

			Average Annual Total Returns
	First
	Quarter	One	Three	Five	Since
	2005	Year	Years	Years	InceptionA

Financial Services Fund
Primary Class	-3.31%	+6.89%	+10.31%	+12.84%	+8.48%
Financial Intermediary ClassB	-3.13%	+7.65%	+11.13%	+13.69%	+9.30%
S&P 500 Stock Composite IndexC	-2.15%	+6.69%	+2.75%	-3.16%	+2.65%
S&P 500 Financial IndexC	-6.38%	-1.01%	+3.93%	+5.36%	+6.62%
Lipper Financial Services Fund IndexC	-5.57%	+2.56%	+6.08%	+8.06%	+7.08%

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information for the Primary Class please visit www.leggmasonfunds.com; for the Financial Intermediary Class please call 1-888-425-6432. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods. Performance figures for periods longer than one year represent average annual returns.

Market Commentary

   For the twelve months ended March 31, 2005, the S&P 500 returned a positive 6.69%, with most of that gain being achieved in the last two months of 2004. For most of the year the averages were in negative territory as the market was held hostage by: rising interest rates, rising energy prices, the economic ramifications of these worries, the Presidential election and what appeared to be a worsening situation in Iraq. In November, President Bush was successfully reelected, which sparked a much-needed market rally. Unfortunately, the rally was not sustainable as the old worries resurfaced, causing a decline in the S&P 500 of 2.15% for the first quarter of 2005 ending March 31st.

A	The inception date for both the Primary and Financial Intermediary Classes is November 16, 1998. Index returns are for periods beginning October 31, 1998.

B	On July 31, 2004, Class A shares of the Fund were renamed Financial Intermediary Class shares.

C	See Glossary of Index Definitions on page 98. It is not possible to invest in an index.

Annual Report to Shareholders

Specific Fund Commentary

   For the fiscal year ended March 31, 2005, the Financial Services Fund Primary Class shares returned a positive 6.89%. This compares favorably with a 2.56% return for the Lipper Financial Services Fund Index, a negative 1.01% for the S&P 500 Financial Index and a positive 6.69% return for the S&P 500 Index. Overall, the Fund, with a large exposure to regional banks, did well because long-term bond yields did not go up as much as the market feared despite several short-term increases of Fed Funds rate by the Federal Reserve. We had three banks acquired, which also added to our positive performance. Although it is a financial services fund, not owning the largest insurance brokers AIG and Marsh & McClennan further aided our performance, as those companies were mired in scandal. The Fund’s best performing financial stocks in the fiscal year were: The Bank Holdings, which returned a positive 70.0%; Philadelphia Consolidated, up 33.7%; StanCorp Financial, up 31.6%; and Mercantile Bankshares, up 21.9%. Hurting performance were: Friedman Billings Ramsey, down 36.2%; J.P. Morgan, down 14.6%; Greater Bay Bancorp, down 14.4%; Southern Community, down 15.0%; and Wainwright Bank Trust, down 9.8%. Towards the end of 2004 the Fund’s performance lagged the rest of the market as the rally was centered on other sectors.

Amy L. LaGuardia, CFA

April 25, 2005

DJIA 10,242.47

Annual Report to Shareholders

Expense Example

Financial Services Fund

   As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and service (12b-1) fees on Primary and Financial Intermediary Class shares; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested on October 1, 2004, and held through March 31, 2005.

Actual Expenses

   The first line for each class in the table below provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

   The second line for each class in the table below provides information about hypothetical account values and hypothetical expenses based on the relevant class’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples for the relevant class that appear in the shareholder reports of the other funds.

	Beginning	Ending	Expenses PaidA
	Account	Account	During the	Annualized
	Value	Value	Period	Expense
	10/1/04	3/31/05	10/1/04 to 3/31/05	Ratio

Primary Class:
Actual	$1,000.00	$1,068.90	$11.61	2.25%
Hypothetical (5% return before expenses)	1,000.00	1,013.71	11.30

Financial Intermediary Class:
Actual	$1,000.00	$1,076.50	$7.77	1.50%
Hypothetical (5% return before expenses)	1,000.00	1,017.45	7.54

A	These calculations are based on expenses incurred in the most recent fiscal half-year. The dollar amount shown as “Expenses Paid” is equal to the annualized expense ratio multiplied by the average value over the period, multiplied by the number of days in the most recent fiscal half-year (182) and divided by 365.

Annual Report to Shareholders

Performance Information

Financial Services Fund

   The graphs on the following pages compare the Fund’s total returns to that of two closely matched broad-based securities market indices. The graphs illustrate the cumulative total return of an initial $10,000 investment in the Primary Class and an initial $1,000,000 investment in the Financial Intermediary Class, for the periods indicated. The lines for the Fund represent the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The lines representing each securities market index do not include any transaction costs associated with buying and selling securities in the indices or other administrative expenses. Both the Fund’s results and the indices’ results assume reinvestment of all dividends and distributions.

   Total return measures investment performance in terms of appreciation or depreciation in a fund’s net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results. No adjustment has been made for any income taxes payable by shareholders.

Performance Information — Continued

Annual Report to Shareholders

Growth of a $10,000 Investment — Primary Class

Periods Ended March 31, 2005

	Cumulative	Average Annual
	Total Return	Total Return

One Year	+6.89%	+6.89%
Five Years	+82.93%	+12.84%
Life of Class*	+67.93%	+8.48%

* Inception date: November 16, 1998

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.leggmasonfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

A	Index returns are for periods beginning October 31, 1998.

Annual Report to Shareholders

Growth of a $1,000,000 Investment — Financial Intermediary ClassB

Periods Ended March 31, 2005

	Cumulative	Average Annual
	Total Return	Total Return

One Year	+7.65%	+7.65%
Five Years	+89.90%	+13.69%
Life of Class*	+76.23%	+9.30%

* Inception date: November 16, 1998

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.leggmasonfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

B	On July 31, 2004, Class A shares of the Fund were renamed Financial Intermediary Class shares. Class A shares were subject to a maximum initial sales charge of 4.75%. Financial Intermediary Class does not have an initial sales charge. The returns shown do not reflect the imposition of an initial sales charge.
C	Index returns are for periods beginning October 31, 1998.

Performance Information — Continued

Annual Report to Shareholders

Portfolio Composition (As of March 31, 2005)

(As a percentage of net assets)

Top Ten Holdings (As of March 31, 2005)

% of
Security	Net Assets

SLM Corporation	3.2%
North Fork Bancorporation, Inc.	3.1%
Commerce Bancshares, Inc.	2.9%
Cascade Bancorp	2.9%
StanCorp Financial Group, Inc.	2.5%
Harbor Florida Bancshares, Inc.	2.4%
Texas Regional Bancshares, Inc.	2.4%
Cullen/Frost Bankers, Inc.	2.4%
SunTrust Banks, Inc.	2.3%
RLI Corp.	2.3%

Annual Report to Shareholders

Selected Portfolio PerformanceB

Strongest performers for the year ended March 31, 2005C

1.	The Bank Holdings	+70.0%
2.	EnCana Corp.	+64.7%
3.	Hershey Foods Corporation	+48.4%
4.	Philadelphia Consolidated Holding Corp.	+33.7%
5.	StanCorp Financial Group, Inc.	+31.6%
6.	Mercantile Bankshares Corporation	+21.9%
7.	SLM Corporation	+21.2%
8.	First Community Bancorp	+21.1%
9.	Glacier Bancorp, Inc.	+21.1%
10.	Harbor Florida Bancshares, Inc.	+20.4%

	Weakest performers for the year ended March 31, 2005C

1.	Greater Bay Bancorp	-14.4%
2.	MBNA Corporation	-9.4%
3.	Cascade Financial Corporation	-6.8%
4.	Fidelity Bankshares, Inc.	-5.0%
5.	Hilb, Rogal and Hamilton Company	-4.9%
6.	Northrim BanCorp Inc.	-0.9%
7.	American Equity Investment Life Holding Company	-0.3%
8.	North Fork Bancorporation, Inc.	+1.4%
9.	Sovereign Bancorp, Inc.	+4.0%
10.	Columbia Bancorp	+4.9%

Portfolio Changes

Securities added during the 1st quarter 2005	Securities sold during the 1st quarter 2005

Assurant, Inc.	First Data Corporation
United Financial Corp.	FirstFed Financial Corp.
Willow Grove Bancorp, Inc.	Friedman, Billings, Ramsey Group, Inc.
MAF Bancorp. Inc.
Provident Bancorp, Inc.

B	Individual security performance is measured by the change in the security’s price; for stocks, dividends are assumed to be reinvested at the time they were paid.
C	Securities held for the entire year.

Performance Information — Continued

Annual Report to Shareholders

Portfolio of Investments

Financial Services Fund

March 31, 2005
(Amounts in Thousands)

	Shares/Par	Value

Common Stock and Equity Interests — 94.8%
Consumer Staples — 1.6%
Food Products — 1.6%
Hershey Foods Corporation	18	$1,088

Energy — 1.7%
Oil and Gas (Exploration and Production) — 1.7%
EnCana Corp.	16	1,127

Financials — 88.1%
Banks — 45.5%
Bancorp Rhode Island, Inc.	20	748
BB&T Corporation	25	977
Cascade Bancorp	100	1,941
Cascade Financial Corporation	50	925
Columbia Bancorp	40	1,274
Commerce Bancshares, Inc.	41	1,974
Cullen/ Frost Bankers, Inc.	35	1,580
First Community Bancorp	20	886
First Financial Bankshares, Inc.	19	837
First State Bancorporation	70	1,188
Glacier Bancorp, Inc.	50	1,525
Greater Bay Bancorp	40	976
M&T Bank Corporation	15	1,531
Mercantile Bankshares Corporation	25	1,272
Mid-State Bancshares	35	931
North Fork Bancorporation, Inc.	75	2,080
Northrim BanCorp Inc.	40	1,000
Sound Federal Bancorp, Inc.	40	620
Summit Bank Corporation	9	137
SunTrust Banks, Inc.	21	1,535
Synovus Financial Corp.	45	1,254
TCF Financial Corporation	50	1,357
Texas Regional Bancshares, Inc.	53	1,581
The Bank Holdings	5	88	A

Annual Report to Shareholders

	Shares/Par	Value

Financials — Continued
Banks — Continued
The Bank Holdings – warrants	1	$8	A
Wainwright Bank & Trust Company	88	1,057
Western Sierra Bancorp	40	1,365	A

		30,647

Commercial Banks — 9.7%
American Pacific Bank	90	1,060	A
AmericanWest Bancorporation	50	963	A
Community Capital Bancshares, Inc.	40	470
First Capital Bancorp	50	1,087	A
First Keystone Corporation	23	508
First State Financial Corporation	15	180	A
Gateway Financial Holdings Inc.	10	180
GB&T Bancshares, Inc.	4	87
Gold Banc Corporation, Inc.	50	702
Southern Community Financial Corporation	33	310
Sussex Bancorp	15	212
TD Banknorth, Inc.	25	765	A

		6,524

Diversified Financials — 5.7%
Financial Federal Corporation	15	530	A
MBNA Corporation	45	1,105
SLM Corporation	44	2,183

		3,818

Insurance — 17.1%
American Equity Investment Life Holding Company	100	1,279
AmerUs Group Co.	25	1,181
Assurant Inc.	25	842
Brown & Brown, Inc.	31	1,429
Hilb, Rogal and Hamilton Company	30	1,074
Old Republic International Corporation	55	1,281
Philadelphia Consolidated Holding Corp.	15	1,163	A
RLI Corp.	37	1,534
StanCorp Financial Group, Inc.	20	1,696

		11,479

Portfolio of Investments — Continued

Financial Services Fund — Continued

Annual Report to Shareholders

	Shares/Par	Value

Financials — Continued
Investment Banking/Brokerage — 1.4%
J.P. Morgan Chase & Co.	28	$968

Savings and Loan Companies — 8.7%
Fidelity Bankshares, Inc.	45	1,034
Harbor Florida Bancshares, Inc.	48	1,637
Partners Trust Financial Group, Inc.	50	530
Sovereign Bancorp, Inc.	55	1,219
United Financial Corp.	20	475
Willow Grove Bancorp, Inc.	60	966

		5,861

Information Technology — 3.4%
Commercial Services and Supplies — 2.2%
Fiserv, Inc.	37	1,473	A

Computer Services and Systems — 1.2%
Online Resources Corporation	90	793	A

Total Common Stock and Equity Interests (Identified Cost — $43,722)		63,778

Repurchase Agreements — 3.6%
Bank of America
2.78%, dated 3/31/05, to be repurchased at $1,213 on 4/1/05 (Collateral: $1,240 Freddie Mac discount notes, due 4/26/05, value $1,238)	$1,213	1,213
Goldman, Sachs & Company
2.83%, dated 3/31/05, to be repurchased at $1,213 on 4/1/05 (Collateral: $1,208 Fannie Mae mortgage-backed securities, 6%, due 10/1/34, value $1,240)	1,213	1,213

Total Repurchase Agreements (Identified Cost — $2,426)		2,426

Total Investments — 98.4% (Identified Cost — $46,148)		66,204
Other Assets Less Liabilities — 1.6%		1,080

Net Assets — 100.0%		$67,284

A	Non-income producing.

See notes to financial statements.

Annual Report to Shareholders

Statement of Assets and Liabilities

Financial Services Fund

March 31, 2005
(Amounts in Thousands)

Assets:
Investment securities at market value (Identified Cost – $43,722)	$63,778
Short-term securities at value (Identified Cost – $2,426)	2,426

Total investments		$66,204

Receivable for:
Fund shares sold		72
Securities sold		2,934
Dividend and interest income		86

		69,296

Liabilities:

Payable for:
Fund shares repurchased	48
Securities purchased	1,809

Due to:
Manager	41
Distributor	57
Tax withholding liability	1
Accrued expenses	56

		2,012

Net Assets		$67,284

Net assets consist of:

Accumulated paid-in-capital applicable to:
3,921 Primary Class shares outstanding	$39,562
736 Financial Intermediary Class shares outstanding	7,133
Undistributed net investment income/(loss)	(8)
Accumulated net realized gain/(loss) on investments	541
Unrealized appreciation/(depreciation) of investments	20,056

Net Assets		$67,284

Net Asset Value Per Share:
Primary Class		$14.32

Financial Intermediary Class		$15.14

See notes to financial statements.

Annual Report to Shareholders

Statement of Operations

Financial Services Fund

For the Year Ended March 31, 2005
(Amounts in Thousands)

Investment Income:
Dividends	$1,141	A
Interest	44

Total income			$1,185

Expenses:
Management fees	678

Distribution and service fees:
Primary Class	563
Financial Intermediary Class	29
Audit and legal fees	52
Custodian fees	61
Directors’ fees and expenses	15
Registration fees	38
Reports to shareholders	30

Transfer agent and shareholder servicing expense:
Primary Class	37
Financial Intermediary Class	3
Other expenses	22

	1,528
Less: Compensating balance credits	(1	)B
Fees waived	(86)

Total expenses, net of waivers			1,441

Net Investment Loss			(256)

Net Realized and Unrealized Gain on Investments:
Realized gain on investments	7,735
Change in unrealized appreciation/ (depreciation) of investments	(2,951)

Net Realized and Unrealized Gain on Investments			4,784

Change in Net Assets Resulting From Operations			$4,528

A	Net of foreign taxes withheld of $2.

B	See Note 1, Compensating Balance Credits, in the notes to financial statements.

See notes to financial statements.

Annual Report to Shareholders

Statement of Changes in Net Assets

Financial Services Fund

(Amounts in Thousands)

	For the Years Ended March 31,

	2005	2004

Change in Net Assets:
Net investment loss	$(256)	$(275)
Net realized gain on investments	7,735	5,050
Change in unrealized appreciation/ (depreciation) of investments	(2,951)	15,183

Change in net assets resulting from operations	4,528	19,958

Distributions to shareholders:

From net realized gain on investments:
Primary Class	(7,893)	(946)
Financial Intermediary Class	(1,550)	(192)

Change in net assets from Fund share transactions:
Primary Class	2,972	1,693
Financial Intermediary Class	36	(843)

Change in net assets	(1,907)	19,670

Net Assets:
Beginning of year	69,191	49,521

End of year	$67,284	$69,191

Undistributed net investment income/(loss)	$(8)	$(4)

See notes to financial statements.

Annual Report to Shareholders

Financial Highlights

Financial Services Fund

   Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

Primary Class:

	Years Ended March 31,

	2005		2004		2003		2002		2001

Net asset value, beginning of year	$15.44		$11.20		$12.51		$11.02		$9.18

Investment operations:
Net investment loss	(.07	) A	(.08	) A	(.08	) A	(.09	) A	(.05	) A
Net realized and unrealized gain on investments	1.10		4.58		(1.23)		1.58		1.89

Total from investment operations	1.03		4.50		(1.31)		1.49		1.84

Distributions:
From net realized gain on investments	(2.15)		(.26)		—		—		—

Total distributions	(2.15)		(.26)		—		—		—

Net asset value, end of year	$14.32		$15.44		$11.20		$12.51		$11.02

Ratios/supplemental data:
Total return	6.89%		40.27%		(10.47)%		13.52%		20.04%
Expenses to average net assets	2.25	% A	2.25	% A	2.25	% A	2.25	% A	2.25	% A
Net investment loss to average net assets	(.50	)% A	(.58	)% A	(.64	)% A	(.69	)% A	(.55	)% A
Portfolio turnover rate	28.3%		29.6%		38.2%		28.9%		37.2%
Net assets, end of year (in thousands)	$56,139		$57,398		$40,367		$45,473		$46,705

A	Net of fees waived by LMFA pursuant to a voluntary expense limitation of 2.25%. If no fees had been waived by LMFA, the annualized ratio of expenses to average daily net assets would have been as follows: for the years ended March 31, 2005, 2.38%; 2004, 2.35%; 2003, 2.46%; 2002, 2.44%; and 2001, 2.71%.

See notes to financial statements.

Annual Report to Shareholders

Financial Intermediary Class (formerly Class A shares):

	Years Ended March 31,

	2005		2004		2003		2002		2001

Net asset value, beginning of year	$16.10		$11.58		$12.84		$11.22		$9.28

Investment operations:
Net investment income	.04	B	.03	B	.01	B	.02	B	.03	B
Net realized and unrealized gain/(loss) on investments	1.15		4.75		(1.27)		1.60		1.91

Total from investment operations	1.19		4.78		(1.26)		1.62		1.94

Distributions:
From net realized gain on investments	(2.15)		(.26)		—				—

Total distributions	(2.15)		(.26)		—		—		—

Net asset value, end of year	$15.14		$16.10		$11.58		$12.84		$11.22

Ratios/supplemental data:
Total return	7.65%		41.37	% C	(9.81	)% C	14.44	% C	20.91	% C
Expenses to average net assets	1.50	% B	1.50	% B	1.50	% B	1.50	% B	1.50	% B
Net investment income to average net assets	.24	%B	.17	%B	.12	%B	.07	%B	.21	%B
Portfolio turnover rate	28.3%		29.6%		38.2%		28.9%		37.2%
Net assets, end of year (in thousands)	$11,145		$11,793		$9,154		$9,960		$9,594

B	Net of fees waived by LMFA pursuant to a voluntary expense limitation of 1.50%. If no fees had been waived by LMFA, the annualized ratio of expenses to average daily net assets would have been as follows: for the years ended March 31, 2005, 1.59%; 2004, 1.55%; 2003, 1.65%; 2002, 1.64%; and 2001, 1.91%.

C	Excluding sales charge applicable to Class A shares. Sales charges were eliminated beginning July 31, 2004, when Class A shares were renamed Financial Intermediary Class shares.

See notes to financial statements.

Annual Report to Shareholders

Management’s Discussion of Fund Performance

U.S. Small-Capitalization Value Trust

   Total returns for the Fund for various periods ended March 31, 2005, are presented below, along with those of some comparative indices:

			Average Annual Total Returns
	First
	Quarter	One	Three	Five	Since
	2005	Year	Years	Years	InceptionA

U.S. Small-Cap Value Trust
Primary Class	-2.70%	+9.67%	+10.98%	+16.56%	+7.78%
Institutional Class	-2.44%	+11.06%	+12.26%	+17.78%	+9.04%
Russell 2000 IndexB	-5.34%	+5.41%	+8.05%	+4.01%	+9.50%
Russell 2000 Value IndexB	-3.98%	+9.79%	+11.48%	+15.42%	+9.56%
Russell 1000 Value IndexB	+0.09%	+13.17%	+7.16%	+5.19%	+5.59%
S&P 500 Stock Composite IndexB	-2.15%	+6.69%	+2.75%	-3.16%	+2.69%

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information for the Primary Class please visit www.leggmasonfunds.com; for the Institutional Class please call 1-888-425-6432. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods. Performance figures for periods longer than one year represent average annual returns.

   Over the twelve months ended March 31, 2005, U.S. equity markets experienced moderate gains. These gains were tempered more recently as the markets were broadly negative for the first quarter of 2005. For the last twelve months, value outperformed growth and large-cap stocks outperformed smaller issues. The Russell 1000 Value gained 13.17%, the Russell 2000 Value gained 9.79%, and the S&P 500 rose 6.69%. Looking back to 2004, equity markets closed the year with strong gains as investors focused primarily on the positive news that the U.S. economy appeared sound without overheating or triggering excessive inflation. More recently the Fed raised interest rates to 2.75% in March, the seventh increase since they began moving rates higher in mid-2004. Despite the Fed discounting inflationary pressures and describing the economy as “balanced,” investors seemed more concerned.

A	The inception date of the Primary Class is June 15, 1998. The inception date of the Institutional Class is June 19, 1998. Index returns are for periods beginning May 31, 1998.

B	See Glossary of Index Definitions on page 98. It is not possible to invest in an index.

Annual Report to Shareholders

   Over this period, the Fund’s Primary Class returned 9.67% net of fees, roughly in line with the Russell 2000 Value return of 9.79%. Although underweight, the Fund’s technology stocks outperformed the average benchmark holdings. The underweight in technology also contributed to performance, as the group was weak for most of the period except for a sharp rally late in 2004. Additionally, the portfolio’s financial holdings continued to outperform the average small-cap financial. The largest negative for performance came from the portfolio’s producer manufacturing and consumer durables, particularly the auto parts manufacturers who were weaker on disappointing domestic auto sales.

Henry F. Otto

Steven M. Tonkovich

April 25, 2005

DJIA 10,242.47

Annual Report to Shareholders

Expense Example

U.S. Small-Capitalization Value Trust

   As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and service (12b-1) fees on Primary Class shares; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested on October 1, 2004, and held through March 31, 2005.

Actual Expenses

   The first line for each class in the table below provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

   The second line for each class in the table below provides information about hypothetical account values and hypothetical expenses based on the relevant class’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples for the relevant class that appear in the shareholder reports of the other funds.

	Beginning	Ending	Expenses PaidA
	Account	Account	During the	Annualized
	Value	Value	Period	Expense
	10/1/04	3/31/05	10/1/04 to 3/31/05	Ratio

Primary Class:
Actual	$1,000.00	$1,096.70	$10.45	2.00%
Hypothetical (5% return before expenses)	1,000.00	1,014.96	10.05

Institutional Class:
Actual	$1,000.00	$1,110.60	$4.89	0.93%
Hypothetical (5% return before expenses)	1,000.00	1,020.29	4.68

A	These calculations are based on expenses incurred in the most recent fiscal half-year. The dollar amount shown as “Expenses Paid” is equal to the annualized expense ratio multiplied by the average value over the period, multiplied by the number of days in the most recent fiscal half-year (182) and divided by 365.

Annual Report to Shareholders

Performance Information

U.S. Small-Capitalization Value Trust

   The graphs on the following pages compare the Fund’s total returns to that of a closely matched broad-based securities market index. The graphs illustrate the cumulative total return of an initial $10,000 investment in the Primary Class and an initial $1,000,000 investment in the Institutional Class, for the periods indicated. The lines for the Fund represent the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The lines representing the securities market index do not include any transaction costs associated with buying and selling securities in the index or other administrative expenses. Both the Fund’s results and the index’s results assume reinvestment of all dividends and distributions.

   Total return measures investment performance in terms of appreciation or depreciation in a fund’s net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results. No adjustment has been made for any income taxes payable by shareholders.

Performance Information — Continued

Annual Report to Shareholders

Growth of a $10,000 Investment — Primary Class

Periods Ended March 31, 2005

	Cumulative	Average Annual
	Total Return	Total Return

One Year	+9.67%	+9.67%
Five Years	+115.20%	+16.56%
Life of Class*	+66.29%	+7.78%

* Inception date: June 15, 1998

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.leggmasonfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

A	Index return is for periods beginning May 31, 1998.

Annual Report to Shareholders

Growth of a $1,000,000 Investment — Institutional Class

Periods Ended March 31, 2005

	Cumulative	Average Annual
	Total Return	Total Return

One Year	+11.06%	+11.06%
Five Years	+126.65%	+17.78%
Life of Class*	+79.78%	+9.04%

* Inception date: June 19, 1998

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please call 1-888-425-6432. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

B	Index return is for periods beginning June 30, 1998.

Performance Information — Continued

Annual Report to Shareholders

Portfolio Composition (As of March 31, 2005)

(As a percentage of net assets)

Top Ten Holdings (As of March 31, 2005)

% of
Security	Net Assets

Western Digital Corporation	1.5%
Borders Group, Inc.	1.4%
The Commerce Group, Inc.	1.4%
IndyMac Bancorp, Inc.	1.3%
AmerUs Group Co.	1.3%
United Defense Industries, Inc.	1.2%
AGL Resources Inc.	1.1%
York International Corporation	1.1%
WPS Resources Corporation	1.1%
Peoples Energy Corporation	1.0%

Performance Information C — Continued

Selected Portfolio Performance D

Annual Report to Shareholders

Strongest performers for the year ended March 31, 2005E

1.	Building Materials Holding Corporation	+157.2%
2.	United Defense Industries, Inc.	+131.5%
3.	Plains Exploration & Production Company	+87.2%
4.	Horizon Health Corporation	+87.2%
5.	P & F Industries, Inc.	+80.4%
6.	UICI	+68.5%
7.	The Anderson’s Inc.	+67.2%
8.	Safety Insurance Group, Inc.	+66.3%
9.	Energen Corporation	+63.9%
10.	United Fire & Casualty Company	+62.4%

Weakest performers for the year ended March 31, 2005 E

1.	Dura Automotive Systems, Inc.	-63.4%
2.	Dominion Homes, Inc.	-55.5%
3.	Precis, Inc.	-54.4%
4.	Friendly Ice Cream Corporation	-47.3%
5.	OCA Inc.	-46.2%
6.	Culp, Inc.	-42.7%
7.	Boston Communications Group, Inc.	-39.9%
8.	Planar Systems Inc.	-36.7%
9.	La-Z-Boy Incorporated	-34.2%
10.	American Axle & Manufacturing Holdings, Inc.	-32.2%

C	Portfolio changes are not reported for U.S. Small-Cap due to the Fund’s high volume of trading.

D	Individual security performance is measured by the change in the security’s price; for stocks, dividends are assumed to be reinvested at the time they were paid.

E	Securities held for the entire year.

Annual Report to Shareholders

Portfolio of Investments

U.S. Small-Capitalization Value Trust

March 31, 2005
(Amounts in Thousands)

	Shares/Par	Value

Common Stock and Equity Interests — 98.7%
Auto and Transportation — 6.4%
Aftermarket Technology Corp.	39	$637	A
Air Methods Corporation	16	127	A
American Axle & Manufacturing Holdings, Inc.	74	1,813
ArvinMeritor, Inc.	141	2,184
Asbury Automotive Group Inc.	48	739	A
Bandag, Incorporated	16	761	A
Bandag, Incorporated – Class A	12	492
Cooper Tire & Rubber Company	68	1,241
Dana Corporation	19	248
Dura Automotive Systems, Inc.	38	181	A
ExpressJet Holdings, Inc.	109	1,244	A
Featherlite, Inc.	1	4	A
Mesa Air Group Inc.	61	429	A
Monaco Coach Corporation	59	958
Overnite Corporation	5	166
Pinnacle Airlines Corp.	36	383	A
R & B, Inc.	11	151	A
SCS Transportation, Inc.	11	208	A
Sirva Inc.	69	493	A
SkyWest, Inc.	113	2,091
Stoneridge, Inc.	46	562	A
Superior Industries International, Inc.	39	1,017
TRW Automotive Holdings Corp.	11	222	A

		16,351

Consumer Discretionary — 25.5%
American Greetings Corporation	89	2,270
AnnTaylor Stores Corporation	26	668	A
Barnes & Noble, Inc.	1	45	A
Benihana Inc.	8	123	A
BJ’s Wholesale Club, Inc.	65	2,028	A
Blair Corporation	4	119
Blockbuster Inc.	80	705
Blyth, Inc.	10	318
Bob Evans Farms, Inc.	52	1,212

Annual Report to Shareholders

	Shares/Par	Value

Consumer Discretionary — Continued
Books-A-Million, Inc.	10	$89
Borders Group, Inc.	132	3,519
Brown Shoe Company, Inc.	37	1,258
Burlington Coat Factory Warehouse Corporation	60	1,733
Cadmus Communications Corporation	17	235
Carriage Services, Inc.	36	201	A
Champps Entertainment, Inc.	23	207	A
Charming Shoppes, Inc.	52	424	A
Chromcraft Revington, Inc.	11	151	A
Claire’s Stores, Inc.	17	389
Conn’s, Inc.	13	235	A
Convergys Corporation	39	575	A
Correctional Services Corporation	18	46	A
CSK Auto Corporation	27	480	A
CSS Industries, Inc.	22	804
Department 56, Inc.	24	419	A
Dover Downs Gaming & Entertainment, Inc.	6	76
Duckwall-ALCO Stores, Inc.	7	118	A
Duratek, Inc.	12	247	A
EarthLink, Inc.	63	567	A
Ethan Allen Interiors Inc.	31	989
Exponent, Inc.	8	182	A
Finlay Enterprises, Inc.	18	239	A
Flexsteel Industries, Inc.	11	187
Fresh Brands, Inc.	8	62	A
Friendly Ice Cream Corporation	11	86	A
Frisch’s Restaurants, Inc.	6	153
FTI Consulting, Inc.	11	223	A
Furniture Brands International, Inc.	106	2,303
GameStop Corporation	1	12	A
Genesco Inc.	38	1,088	A
Global Imaging Systems, Inc.	1	21	A
Group 1 Automotive, Inc.	47	1,226	A
Haggar Corp.	3	70
Handleman Company	46	866
Hastings Entertainment, Inc.	21	141	A

Portfolio of Investments — Continued

U.S. Small-Capitalization Value Trust — Continued

Annual Report to Shareholders

	Shares/Par	Value

Consumer Discretionary — Continued
Haverty Furniture Companies, Inc.	5	$79
IKON Office Solutions, Inc.	193	1,907
Jack in the Box Inc.	64	2,386	A
JAKKS Pacific, Inc.	13	281	A
Journal Register Company	45	748	A
K-Swiss Inc.	14	453
K2 Inc.	12	160	A
Kellwood Company	46	1,310
Kenneth Cole Productions, Inc.	11	306
Kirkland’s, Inc.	1	14	A
Koss Corporation	2	49
La-Z-Boy Incorporated	93	1,300
Landry’s Restaurants, Inc.	4	101
Libbey Inc.	25	519
Linens ’n Things, Inc.	16	407	A
Lithia Motors, Inc.	22	553
Maytag Corporation	116	1,623
Mity Enterprises, Inc.	5	74	A
Mossimo, Inc.	12	40	A
Mothers Work, Inc.	4	58	A
Movado Group, Inc.	13	248
Navigant International, Inc.	31	423	A
Opinion Research Corporation	5	34	A
P & F Industries, Inc.	1	17	A
Papa John’s International, Inc.	30	1,035	A
PC Connection, Inc.	5	32
PDI, Inc.	29	602	A
Pier 1 Imports, Inc.	26	474
Point.360	13	46	A
Pre-Paid Legal Services, Inc.	31	1,032
Precis, Inc.	18	30	A
Q.E.P. Co., Inc.	3	36	A
REX Stores Corporation	22	316	A
Russell Corporation	66	1,191
Ryan’s Restaurant Group Inc.	85	1,229	A
S&K Famous Brands, Inc.	1	20	A

Annual Report to Shareholders

	Shares/Par	Value

Consumer Discretionary — Continued
School Specialty, Inc.	21	$815	A
Sharper Image Corporation	22	362	A
Shoe Carnival, Inc.	7	127	A
ShopKo Stores, Inc.	60	1,327	A
Sonic Automotive, Inc.	59	1,333
SOURCECORP, Incorporated	23	455	A
Stage Stores, Inc.	37	1,401	A
Stanley Furniture Company, Inc.	8	388
StarTek, Inc.	29	491
Steven Madden, Ltd.	24	392	A
Strattec Security Corporation	7	364	A
Tandy Brands Accessories, Inc.	11	162
Tech Data Corporation	50	1,846	A
The Bon-Ton Stores, Inc.	18	317
The Buckle, Inc.	35	1,225
The Gymboree Corporation	28	345	A
The Talbots, Inc.	10	333
Tupperware Corporation	40	808
United Auto Group, Inc.	57	1,592
Valassis Communications, Inc.	42	1,482	A
Vertrue Incorporated	15	546	A
Waste Holdings, Inc.	24	332
Water Pik Technologies, Inc.	19	374	A
Zale Corporation	82	2,449	A

		65,508

Consumer Staples — 3.6%
Chiquita Brands International, Inc.	73	1,960
Del Monte Foods Company	9	98	A
NBTY, Inc.	51	1,287	A
Ruddick Corporation	84	1,951
Sanderson Farms, Inc.	11	467

Portfolio of Investments — Continued

U.S. Small-Capitalization Value Trust — Continued

Annual Report to Shareholders

	Shares/Par	Value

Consumer Staples — Continued
Schweitzer-Mauduit International, Inc.	30	$1,000
Universal Corporation	52	2,362
Weider Nutrition International, Inc.	11	66	A

		9,191

Energy — 4.2%
Cimarex Energy Co.	58	2,250	A
Encore Acquisition Company	24	991	A
Energen Corporation	5	320
EnergySouth, Inc.	6	180
Forest Oil Corporation	4	178	A
Plains Exploration & Production Company	37	1,296	A
Stone Energy Corporation	54	2,599	A
The Houston Exploration Company	41	2,346	A
TransMontaigne Inc.	75	596	A

		10,756

Financials — 32.7%
ABC Bancorp	18	298
ACE Cash Express, Inc.	11	239	A
Advanta Corp.	15	306
Alfa Corporation	49	709
Allmerica Financial Corporation	18	661	A
American Financial Group, Inc.	52	1,605
American National Bankshares Inc.	10	231
American Shared Hospital Services	6	30
AmerUs Group Co.	69	3,260
Anchor BanCorp Wisconsin, Inc.	41	1,138
Argonaut Group, Inc.	24	517	A
Arrow Financial Corporation	4	116
Atlantic American Corporation	6	19	A
BancFirst Corporation	9	623
BancorpSouth, Inc.	47	978
California First National Bancorp	10	120
Camden National Corporation	12	421
Capital Title Group, Inc.	4	25

Annual Report to Shareholders

	Shares/Par	Value

Financials — Continued
Ceres Group, Inc.	69	$375	A
Chemical Financial Corporation	40	1,315
Chittenden Corporation	7	169
Clark, Inc.	28	437
CNA Surety Corporation	32	437
Columbia Banking System, Inc.	24	568
Commercial Federal Corporation	77	2,115
Community Bank System, Inc.	31	701
Community Trust Bancorp, Inc.	25	713
Corrus Bankshares, Inc.	36	1,726
Delphi Financial Group, Inc.	41	1,752
Deluxe Corporation	48	1,897
Direct General Corporation	40	828
Donegal Group Inc. – Class A	6	100
Donegal Group Inc. – Class B	3	45
Downey Financial Corp.	39	2,400
EMC Insurance Group, Inc.	0	6
FBL Financial Group, Inc.	56	1,560
First Commonwealth Financial Corporation	5	73
First Community Bancshares, Inc.	6	174
First Financial Corporation	0	6
First Financial Holdings, Inc.	19	525
First Financial Service Corporation	5	127
First M&F Corporation	5	185
First Mutual Bancshares, Inc.	6	152
First Place Financial Corp.	4	80
First United Corporation	8	165
Firstbank Corporation	1	27
FirstFed Financial Corp.	26	1,331	A
Flagstar Bancorp, Inc.	42	827
Flushing Financial Corporation	32	590
FNB Corp.	7	137
FNB Corporation	12	309
FNB Financial Services Corporation	9	208
Fremont General Corporation	107	2,351
Great American Financial Resources, Inc.	39	656

Portfolio of Investments — Continued

U.S. Small-Capitalization Value Trust — Continued

Annual Report to Shareholders

	Shares/Par	Value

Financials — Continued
Greater Bay Bancorp	13	$327
Greene County Bancshares, Inc.	4	115
Harrington West Financial Group, Inc.	8	127
Hilb, Rogal and Hamilton Company	12	426
HMN Financial, Inc.	6	186
Hudson United Bancorp	71	2,513
IBERIABANK Corporation	5	264
IndyMac Bancorp, Inc.	97	3,295
Infinity Property & Casualty Corporation	40	1,247
International Bancshares Corporation	10	354
Irwin Financial Corporation	57	1,319
ITLA Capital Corporation	7	365	A
John H. Harland Company	50	1,732
Lakeland Financial Corporation	6	215
LandAmerica Financial Group, Inc.	31	1,571
MAF Bancorp, Inc.	28	1,153
MainSource Financial Group, Inc.	9	188
Meadowbrook Insurance Group, Inc.	48	250	A
Merchants Bancshares, Inc.	4	113
National Western Life Insurance Company	4	667	A
NBT Bancorp Inc.	16	351
NCO Group, Inc.	59	1,157	A
NetBank, Inc.	30	251
North Central Bancshares, Inc.	3	100
North Valley Bancorp	11	213
Northrim BanCorp Inc.	8	203
Nymagic, Inc.	3	81
Odyssey Re Holdings Corp.	101	2,524
Ohio Casualty Corporation	21	472	A
Old Point Financial Corporation	2	50
Oriental Financial Group Inc.	10	227
PAB Bankshares, Inc.	14	192
Parkvale Financial Corporation	9	242
PennFed Financial Services, Inc.	1	19
Penns Woods Bancorp, Inc.	4	191
Peoples Bancorp Inc.	19	511

Annual Report to Shareholders

	Shares/Par	Value

Financials — Continued
PFF Bancorp, Inc.	27	$742
Presidential Life Corporation	33	540
Provident Bankshares Corporation	24	797
Raymond James Financial, Inc.	10	300
Republic Bancorp, Inc.	108	1,463
Republic First Bancorp, Inc.	11	155	A
Rewards Network Inc.	50	208	A
S&T Bancorp, Inc.	8	283
Safety Insurance Group, Inc.	27	823
Sierra Bancorp	6	137
Simmons First National Corporation	8	208
Southwest Bancorp, Inc.	11	196
StanCorp Financial Group, Inc.	4	373
Sterling Financial Corporation	15	544	A
Stewart Information Services Corporation	29	1,069
Taylor Capital Group, Inc.	6	182
Texas United Bancshares, Inc.	3	62
The Commerce Group, Inc.	57	3,508
The Navigators Group, Inc.	22	745	A
The Peoples Holding Company	15	463
Timberland Bancorp, Inc.	6	142
Triad Guaranty Inc.	20	1,050	A
TriCo Bancshares	14	284
Trustmark Corporation	63	1,836
21st Century Insurance Group	41	566
UICI	84	2,042
Unico American Corporation	5	52	A
United Bankshares, Inc.	18	593
United Community Financial Corp.	10	109
United Fire & Casualty Company	7	220
United Rentals, Inc.	27	546	A
United Security Bancshares, Inc.	6	159
Universal American Financial Corp.	30	514	A
Washington Banking Company	4	65
Washington Federal, Inc.	24	555
WesBanco, Inc.	15	402

Portfolio of Investments — Continued

U.S. Small-Capitalization Value Trust — Continued

Annual Report to Shareholders

	Shares/Par	Value

Financials — Continued
West Coast Bancorp	13	$309
Westcorp	35	1,484
World Acceptance Corporation	23	574	A
WSFS Financial Corporation	4	210
Yadkin Valley Bank and Trust Company	6	87

		84,171

Health Care — 2.8%
Albany Molecular Research, Inc.	53	545	A
American Equity Investment Life Holding Company	47	606
AMN Healthcare Services, Inc.	2	24	A
Apria Healthcare Group Inc.	79	2,536	A
Atrion Corporation	2	87
BioScrip, Inc.	20	118	A
CONMED Corporation	4	105	A
Hanger Orthopedic Group, Inc.	13	75	A
Horizon Health Corporation	5	221	A
IOMED, Inc.	8	17	A
Magellan Health Services, Inc.	3	92	A
MedQuist Inc.	4	47	A
National Dentex Corporation	7	136	A
National Home Health Care Corp.	12	137
OCA Inc.	107	453	A
Odyssey Healthcare, Inc.	74	867	A
Owens & Minor, Inc.	38	1,040
Pediatric Services of America, Inc.	9	111	A
Tutogen Medical, Inc.	14	34	A

		7,251

Industrials — N.M.
Teleflex Incorporated	2	92

Information Technology — 5.2%
Avnet, Inc.	7	133	A
CalAmp Corporation	40	244	A
Catalyst Semiconductor, Inc.	37	157	A

Annual Report to Shareholders

	Shares/Par	Value

Information Technology — Continued
Cherokee International Corporation	11	$77	A
Corillian Corporation	77	268	A
CyberOptics Corporation	18	221	A
Dynamics Research Corporation	12	202	A
En Pointe Technologies, Inc.	10	35	A
ePlus inc	17	201	A
Hi-Shear Technology Corporation	3	9	A
Innodata Isogen, Inc.	13	48	A
Journal Communications, Inc.	13	210
MEMC Electronic Materials, Inc.	87	1,166	A
OmniVision Technologies, Inc.	81	1,223	A
Pervasive Software Inc.	32	149	A
Planar Systems Inc.	2	22	A
Pomeroy Computer Resources, Inc.	11	164	A
QAD Inc.	4	36
Sensient Technologies Corporation	84	1,817
Silicon Storage Technology, Inc.	145	538	A
Staktek Holdings Inc.	24	97	A
SYNNEX Corporation	6	96	A
TALK America Holdings, Inc.	54	351	A
TESSCO Technologies Incorporated	8	113	A
The Allied Defense Group, Inc.	0	10	A
The Reynolds and Reynolds Company	3	78
TSR, Inc.	7	58
TTM Technologies, Inc.	13	135	A
United Industrial Corporation	20	583
United Online, Inc.	117	1,226	A
Western Digital Corporation	298	3,799	A

		13,466

Materials — 6.5%
Ameron International Corporation	15	522
Bluegreen Corporation	36	466	A
Building Materials Holding Corporation	24	1,050
Culp, Inc.	20	118	A
Encore Wire Corporation	38	383	A

Portfolio of Investments — Continued

U.S. Small-Capitalization Value Trust — Continued

Annual Report to Shareholders

	Shares/Par	Value

Materials — Continued
Ennis Business Forms, Inc.	2	$29
Gibraltar Industries Inc.	21	464
Hercules Incorporated	122	1,765	A
Hines Horticulture, Inc.	38	159	A
Mod-Pac Corporation	2	38	A
Northwest Pipe Company	2	42	A
Perini Corporation	17	232	A
Potlatch Corporation	13	598
RPM International, Inc.	43	779
Scheid Vineyards Inc.	1	9	A
Silgan Holdings Inc.	15	975
The Anderson’s Inc.	7	220
The Keith Companies, Inc.	14	244	A
The Lubrizol Corporation	25	1,024
U. S. Concrete, Inc.	4	22	A
United Defense Industries, Inc.	42	3,062
United-Guardian, Inc.	2	16
Universal Forest Products, Inc.	32	1,228
URS Corporation	0	6	A
Worthington Industries, Inc.	22	414
York International Corporation	72	2,829

		16,694

Miscellaneous — 0.1%
Hawkins, Inc.	16	186

Producer Durables — 3.7%
AGCO Corporation	83	1,520	A
All American Semiconductor, Inc.	8	38	A
Axcelis Technologies, Inc.	107	778	A
Beazer Homes USA, Inc.	17	823
Briggs & Stratton Corporation	40	1,456
Craftmade International, Inc.	9	207
Cycle Country Accessories Corp.	10	52	A
Dominion Homes, Inc.	4	68	A

Annual Report to Shareholders

	Shares/Par	Value

Producer Durables — Continued
Ducommun Incorporated	13	$252	A
Ecology and Environment, Inc.	3	24
Electro Scientific Industries, Inc.	16	318	A
Hector Communications Corporation	6	125
inTEST Corporation	2	7	A
Key Technology, Inc.	6	60	A
Kulicke and Soffa Industries, Inc.	92	577	A
Mesa Laboratories, Inc.	2	23
Rayovac Corporation	20	815	A
Standard Pacific Corp.	23	1,632
Standex International Corporation	25	683
Summa Industries	7	64
WCI Communities, Inc.	4	114	A

		9,636

Utilities — 8.0%
AGL Resources Inc.	83	2,903
Atmos Energy Corporation	46	1,234
Boston Communications Group, Inc.	36	253	A
Central Vermont Public Service Corporation	19	429
Chesapeake Utilities Corporation	10	261
CT Communications, Inc.	13	137
Duquesne Light Holdings Inc.	102	1,826
Green Mountain Power Corporation	1	18
IDACORP, Inc.	24	672
New Jersey Resources Corporation	4	187
Nicor Inc.	10	356
Peoples Energy Corporation	63	2,624
PNM Resources Inc.	69	1,841
South Jersey Industries, Inc.	19	1,094
Southwest Gas Corporation	4	104
The Laclede Group, Inc.	4	129

Portfolio of Investments — Continued

U.S. Small-Capitalization Value Trust — Continued

Annual Report to Shareholders

	Shares/Par	Value

Utilities — Continued
Vectren Corporation	46	$1,212
WGL Holdings Inc.	81	2,498
WPS Resources Corporation	51	2,720

		20,498

Total Common Stock and Equity Interests (Identified Cost — $201,981)		253,800

Repurchase Agreements — 1.6%
Bank of America 2.78%, dated 3/31/05, to be repurchased at $2,020 on 4/1/05 (Collateral: $2,065 Freddie Mac discount notes, due 4/26/05, value $2,061)	$2,020	2,020
Goldman Sachs & Company 2.83%, dated 3/31/05, to be repurchased at $2,020 on 4/1/05 (Collateral: $2,011 Fannie Mae mortgage-backed securities, 6%, due 10/1/34, value $2,064)	2,020	2,020

Total Repurchase Agreements (Identified Cost — $4,040)		4,040

Total Investments — 100.3% (Identified Cost — $206,021)		257,840
Other Assets Less Liabilities — (0.3)%		(772)

		$257,068

Net Assets — 100.0%

A	Non-income producing.
N.M. — Not meaningful.

See notes to financial statements.

Annual Report to Shareholders

Statement of Assets and Liabilities

U.S. Small-Capitalization Value Trust

March 31, 2005
(Amounts in Thousands)

Assets:
Investment securities at market value (Identified Cost – $201,981)	$253,800
Short-term securities at value (Identified Cost – $4,040)	4,040

Total investments		$257,840

Receivable for:
Fund shares sold		116
Securities sold		429
Dividend and interest income		278

		258,663

Liabilities:

Payable for:
Fund shares repurchased	594
Securities purchased	509

Due to:
Manager	176
Distributor	202
Accrued expenses	114

		1,595

Net Assets		$257,068

Net assets consist of:

Accumulated paid-in-capital applicable to:
16,817 Primary Class shares outstanding	$177,781
920 Institutional Class shares outstanding	11,468
Undistributed net investment income/(loss)	(10)
Accumulated net realized gain/(loss) on investments	16,010
Unrealized appreciation/(depreciation) of investments	51,819

Net Assets		$257,068

Net Asset Value Per Share:
Primary Class		$14.43

Institutional Class		$15.59

See notes to financial statements.

Annual Report to Shareholders

Statement of Operations

U.S. Small-Capitalization Value Trust

For the Year Ended March 31, 2005
(Amounts in Thousands)

Investment Income:
Dividends	$3,824
Interest	103

Total income			$3,927

Expenses:
Management fees	1,927

Distribution and service fees:
Primary Class	2,317
Audit and legal fees	43
Custodian fees	117
Directors’ fees and expenses	22
Registration fees	22
Reports to shareholders	67

Transfer agent and shareholder servicing expense:
Primary Class	186
Institutional Class	1
Other expenses	52

	4,754
Less: Compensating balance credits	(1	)A
Fees waived	(8)

Total expenses, net of waivers			4,745

Net Investment Loss			(818)

Net Realized and Unrealized Gain on Investments:
Realized gain on investments	30,922
Change in unrealized appreciation/(depreciation) of investments	(7,166)

Net Realized and Unrealized Gain on Investments			23,756

Change in Net Assets Resulting From Operations			$22,938

A	See Note 1, Compensating Balance Credits, in the notes to financial statements.

See notes to financial statements.

Annual Report to Shareholders

Statement of Changes in Net Assets

U.S. Small-Capitalization Value Trust

(Amounts in Thousands)

	For the Years Ended March 31,

	2005	2004

Change in Net Assets:
Net investment loss	$(818)	$(1,138)
Net realized gain on investments	30,922	18,818
Change in unrealized appreciation/(depreciation) of investments	(7,166)	74,959

Change in net assets resulting from operations	22,938	92,639

Distributions to shareholders:

From net realized gain on investments:
Primary Class	(22,962)	(1,392)
Institutional Class	(1,094)	(54)

Change in net assets from Fund share transactions:
Primary Class	17,719	(5,749)
Institutional Class	3,765	1,222

Change in net assets	20,366	86,666

Net Assets:
Beginning of year	236,702	150,036

End of year	$257,068	$236,702

Undistributed net investment income/(loss)	$(10)	$(4)

See notes to financial statements.

Annual Report to Shareholders

Financial Highlights

U.S. Small-Capitalization Value Trust

   Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

Primary Class:

	Years Ended March 31,

	2005	2004		2003		2002		2001

Net asset value, beginning of year	$14.52	$8.93		$11.73		$9.05		$7.45

Investment operations:
Net investment income/(loss)	(.05)	(.07	) A	(.06	) A	(.06	) A	(.02	) A
Net realized and unrealized gain/(loss) on investments	1.38	5.75		(2.74)		2.74		1.62

Total from investment operations	1.33	5.68		(2.80)		2.68		1.60

Distributions:
From net realized gain on investments	(1.42)	(.09)		—		—		—

Total distributions	(1.42)	(.09)		—		—		—

Net asset value, end of year	$14.43	$14.52		$8.93		$11.73		$9.05

Ratios/supplemental data:
Total return	9.67%	63.71%		(23.87)%		29.61%		21.48%
Expenses to average net assets	2.00%	2.00	% A	2.00	% A	2.00	% A	2.00	% A
Net investment income/(loss) to average net assets	(.39)%	(.61	)% A	(.52	)% A	(.82	)% A	(.21	)% A
Portfolio turnover rate	46.7%	44.3%		61.0%		32.1%		60.7%

Net assets, end of year (in thousands)	$242,719	$226,351		$144,447		$182,201		$68,629

A	Net of fees waived by LMFA pursuant to a voluntary expense limitation of 2.00% of average daily net assets. If no fees had been waived by LMFA, the annualized ratio of expenses to average daily net assets would have been as follows: for the years ended March 31, 2004, 2.05%; 2003, 2.13%; 2002, 2.24%; and 2001, 2.46%.

See notes to financial statements.

Annual Report to Shareholders

Institutional Class:

	Years Ended March 31,

	2005	2004	2003		2002		2001

Net asset value, beginning of year	$15.39	$9.36	$12.16		$9.30		$7.59

Investment operations:
Net investment income/(loss)	.09	.05	.05	B	(.02	) B	.02	B
Net realized and unrealized gain/(loss) on investments	1.53	6.07	(2.85)		2.88		1.69

Total from investment operations	1.62	6.12	(2.80)		2.86		1.71

Distributions:
From net realized gain on investments	(1.42)	(.09)	—		—		—

Total distributions	(1.42)	(.09)	—		—		—

Net asset value, end of year	$15.59	$15.39	$9.36		$12.16		$9.30

Ratios/supplemental data:
Total return	11.06%	65.49%	(23.03)%		30.75%		22.53%
Expenses to average net assets	.93%	.98%	1.00	% B	1.00	% B	1.00	% B
Net investment income/(loss) to average net assets	.69%	.41%	.50	%B	.18	%B	.82	%B
Portfolio turnover rate	46.7%	44.3%	61.0%		32.1%		60.7%
Net assets, end of year (in thousands)	$14,349	$10,351	$5,589		$5,529		$711

B	Net of fees waived by LMFA pursuant to a voluntary expense limitation of 1.00% of average daily net assets. If no fees had been waived by the adviser, the annualized ratio of expenses to average daily net assets would have been as follows: for the years ended March 31, 2003, 1.05%; 2002, 1.20%; and 2001, 1.43%.

See notes to financial statements.

Annual Report to Shareholders

Notes to Financial Statements

Legg Mason Investors Trust, Inc.
(Amounts in Thousands)

1. Organization and Significant Accounting Policies:

   The Legg Mason Investors Trust, Inc. (“Corporation”), consisting of American Leading Companies Trust (“American Leading Companies”), Balanced Trust (“Balanced Trust”), Financial Services Fund (“Financial Services”) and U.S. Small-Capitalization Value Trust (“U.S. Small-Cap”) (each a “Fund”), is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end, diversified investment company.
   Each Fund offers Primary Class and Institutional Class shares. The Institutional Class of Financial Services is not currently active. American Leading Companies, Balanced Trust and Financial Services also offer an additional class of shares: Financial Intermediary Class. The Financial Intermediary Class of American Leading Companies is not currently active. The Financial Intermediary Class of Financial Services was formerly known as Class A. The income and expenses of the Funds are allocated proportionately to each class of shares based on daily net assets, except for Rule 12b-1 distribution and service fees, which are charged only on Primary Class and Financial Intermediary Class shares, and transfer agent and shareholder servicing expenses, which are determined separately for each class.
   Preparation of the financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

Security Valuation

   Equity securities traded on national securities exchanges are valued at the last quoted sales price, except securities traded on the Nasdaq Stock Market, Inc. (“NASDAQ”) which are valued in accordance with the NASDAQ Official Closing Price. Over the counter securities are valued at the mean between the latest bid and asked prices as furnished by dealers who make markets in such securities or by an independent pricing service. Fixed income securities for which market quotations are readily available are valued at current market value.
   Each Fund’s securities are valued on the basis of available market quotations or, lacking such quotations, at fair value as determined under policies approved by the Board of Directors. A Fund may use fair value pricing instead of market quotations to value one or more securities if the Fund believes that, because of special circumstances, doing so would more accurately reflect the prices the Fund expects to realize on the current sale of those securities. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At March 31, 2005, there were no fair valued securities.

Annual Report to Shareholders

Security Transactions

   Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes.
   For the year ended March 31, 2005, investment transactions (excluding short-term investments and U.S. government securities) were:

	Purchases	Proceeds From Sales

American Leading Companies	$138,838	$119,809
Balanced Trust	24,936	28,236
Financial Services	18,501	25,396
U.S. Small-Cap	112,722	111,511

   Transactions in U.S. government securities for Balanced Trust were purchases of $12,403 and proceeds from sales of $5,515. There were no transactions in U.S. government securities for the other Funds.

Foreign Currency Translation

   Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars using currency exchange rates determined prior to the close of trading on the Exchange, usually at 2:00 p.m. Eastern time. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.

Repurchase Agreements

   The Funds may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund’s holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of counterparty default, a fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the fund in the event the fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period in which the fund seeks to assert its rights. The Funds’ investment advisers review the value of the collateral and

Notes to Financial Statements — Continued

Legg Mason Investors Trust, Inc. — Continued

Annual Report to Shareholders

the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Commission Recapture

   American Leading Companies has entered into a directed brokerage agreement with State Street Bank. Under the agreement, State Street Bank will rebate to the Fund a percentage of commissions generated by the Fund. During the year ended March 31, 2005, no commissions were recaptured.

Investment Income and Distributions to Shareholders

   Interest income and expenses are recorded on the accrual basis. Bond premiums and discounts are amortized for financial reporting and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Dividends from net investment income, if available, are determined at the class level and paid annually for American Leading Companies, Financial Services and U.S. Small-Cap, and quarterly for Balanced Trust. Distributions from net realized gains, which are calculated at the Fund level, are declared and paid annually in June, if available. An additional distribution may be made in December, to the extent necessary, in order to comply with federal excise tax requirements.

Compensating Balance Credits

   The Funds have an arrangement with their custodian bank, whereby a portion of the custodian’s fee is paid indirectly by credits earned on the Funds’ cash on deposit with the bank. This deposit arrangement is an alternative to purchasing overnight investments. For the year ended March 31, 2005, compensating balance credits of $1 were earned by each of American Leading Companies, Balanced Trust, Financial Services and U.S. Small-Cap.

Other

   In the normal course of business, the Funds enter into contracts that provide general indemnifications. Each Fund’s maximum exposure under these arrangements is dependent on claims that may be made against that Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2. Federal Income Taxes:

   No provision for federal income or excise taxes is required since each Fund intends to continue to qualify as a regulated investment company and distribute substantially all of its taxable income and capital gains to its shareholders. Because federal income tax regulations

Annual Report to Shareholders

differ from U.S. generally accepted accounting principles, income and capital gain distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Additionally, net short-term realized gains and gains/(losses) on foreign currency transactions are treated as “ordinary income” for tax purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.
   Distributions during the years ended March 31, 2005 and 2004, were characterized as follows for tax purposes:

	American
	Leading		Balanced		Financial		U.S.
	Companies		Trust		Services		Small-Cap

	For the Years Ended March 31,

	2005	2004	2005	2004	2005	2004	2005	2004

Ordinary income	$390	$206	$572	$870	$521	$—	$5,482	$—
Long-term capital gains	—	—	1,111	—	8,922	1,138	18,574	1,446

Total distributions	$390	$206	$1,683	$870	$9,443	$1,138	$24,056	$1,446

   The tax basis components of net assets at March 31, 2005, were:

	American
	Leading	Balanced	Financial	U.S.
	Companies	Trust	Services	Small-Cap

Unrealized appreciation	$246,113	$7,463	$20,349	$58,957
Unrealized depreciation	(20,895)	(1,313)	(293)	(7,138)

Net unrealized appreciation/(depreciation)	225,218	6,150	20,056	51,819
Undistributed ordinary income	—	297	58	1,879
Undistributed long-term capital gains	—	1,143	483	14,131
Capital loss carryforwards	(9,278)	—	—	—
Other temporary differences	(16)	(8)	(8)	(10)
Paid-in capital	459,481	52,343	46,695	189,249

Net assets	$675,405	$59,925	$67,284	$257,068

   The difference between book and tax basis unrealized depreciation is primarily due to the tax deferral of wash sale losses.

   The Funds intend to retain realized capital gains that may be offset against available capital loss carryforwards for federal income tax purposes. During the current fiscal year, American Leading Companies and Balanced Trust utilized $30,429 and $1,441, respectively,

Notes to Financial Statements — Continued

Legg Mason Investors Trust, Inc. — Continued

Annual Report to Shareholders

of capital loss carryforwards to offset current year realized gains. Unused capital loss carryforwards for federal income tax purposes at March 31, 2005, were:

	American
	Leading	Balanced	Financial	U.S.
Expiring in	Companies	Trust	Services	Small-Cap

2009	$—	$—	$—	$—
2010	—	—	—	—
2011	4,042	—	—	—
2012	5,236	—	—	—

   For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of permanent book/tax differences. For the year ended March 31, 2005, the Funds recorded the following permanent reclassifications. Reclassifications are primarily due to the tax treatment of net operating losses, gain/(loss) on foreign currency transactions, and reclassifications of gains/losses on paydown securities. Results of operations and net assets were not affected by these reclassifications.

	American
	Leading	Balanced	Financial	U.S.
	Companies	Trust	Services	Small-Cap

Undistributed net investment income	$(2)	$7	$251	$812
Accumulated realized gain/(loss)	30	(7)	(251)	(812)
Accumulated paid-in capital	(28)	—	—	—

   At March 31, 2005, the cost of investments for federal income tax purposes for each Fund was:

American Leading Companies	$450,065
Balanced Trust	53,990
Financial Services	46,148
U.S. Small-Cap	206,021

3. Transactions With Affiliates:

   American Leading Companies has an investment advisory and management agreement with Legg Mason Funds Management, Inc. (“LMFM”). Pursuant to the agreement, LMFM provides American Leading Companies with investment advisory, management and administrative services for which the Fund pays a fee, computed daily and payable monthly, at an annual rate of the Fund’s average daily net assets.
   Balanced Trust, Financial Services and U.S. Small-Cap have management agreements with Legg Mason Fund Adviser, Inc. (“LMFA”). Pursuant to their respective agreements, LMFA

Annual Report to Shareholders

provides these Funds with management and administrative services for which these Funds pay a fee, computed daily and payable monthly, at an annual rate of each Fund’s average daily net assets.
   LMFM and LMFA have voluntarily agreed to waive their fees in any month to the extent a Fund’s expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) exceed during that month certain annual rates of that Fund’s average daily net assets until August 1, 2005. The following charts summarize the management fees and expense limitations for each of the Funds:

Management Fees

			Year Ended
			March 31, 2005

	Management		Management
Fund	Fee	Asset Breakpoint	Fees Waived

American Leading Companies	0.75%	$0 – $1 billion	$—
	0.65%	in excess of $1 billion
Balanced Trust	0.75%	all asset levels	43
Financial Services	1.00%	$0 – $100 million	64
	0.75%	$100 million – $1 billion
	0.65%	in excess of $1 billion
U.S. Small-Cap	0.85%	$0 – $100 million	—
	0.75%	$100 million – $1 billion
	0.65%	in excess of $1 billion

Expense Limitations

		Financial
		Intermediary	Institutional
Fund	Primary Class	Class	Class

American Leading Companies	1.95%	N/A	0.95%
Balanced Trust	1.85%	1.35%	1.10%
Financial Services	2.25%	1.50%	N/A
U.S. Small-Cap	2.00%	N/A	1.00%

   Barrett Associates, Inc. (“Barrett”), formerly Gray, Seifert & Co., Inc., serves as investment adviser to Financial Services. Barrett is responsible for the actual investment activity of

N/A — Not applicable.

Annual Report to Shareholders

Notes to Financial Statements — Continued

Legg Mason Investors Trust, Inc. — Continued

the Fund. LMFA pays Barrett a fee for its services, computed daily and payable monthly, at an annual rate of 60% of the fee received by LMFA.
   Bartlett & Co. (“Bartlett”) serves as investment adviser to Balanced Trust. Bartlett is responsible for the actual investment activity of the Fund. LMFA pays Bartlett a fee for its services, computed daily and payable monthly, at an annual rate equal to 66  2/3% of the fee received by LMFA.
   Brandywine Asset Management, LLC (“Brandywine”) serves as investment adviser to U.S. Small-Cap. Brandywine is responsible for the actual investment activity of the Fund. LMFA pays Brandywine a fee for its services, computed daily and payable monthly, at an annual rate equal to 58.8% of the fee received by LMFA.
   Legg Mason Wood Walker, Incorporated (“Legg Mason”), a member of the New York Stock Exchange, serves as distributor of the Funds. Legg Mason receives an annual distribution fee and an annual service fee based on each Fund’s Primary Class’s (and with respect to Financial Services and Balanced Trust, Financial Intermediary Class’s) average daily net assets, computed daily and payable monthly as follows:

			Year Ended
			March 31, 2005

			Distribution and
	Distribution	Service	Service Fees
Fund	Fee	Fee	Voluntarily Waived

American Leading Companies
Primary Class	0.75%	0.25%	$—
Balanced Trust
Primary Class	0.50%	0.25%	35
Financial Intermediary Class	N/A	0.25%	10
Financial Services
Primary Class	0.75%	0.25%	22
Financial Intermediary Class	N/A	0.25%	—
U.S. Small-Cap
Primary Class	0.75%	0.25%	8

Annual Report to Shareholders

   For the year ended March 31, 2005, American Leading Companies paid $5 in brokerage commissions to Legg Mason or its affiliates. No brokerage commissions were paid to Legg Mason or its affiliates by Balanced Trust, Financial Services, or U.S. Small-Cap during this period.

   LMFA serves as administrator to American Leading Companies under an administrative services agreement with LMFM. For LMFA’s services to American Leading Companies, LMFM (not the Fund) pays LMFA a fee, calculated daily and payable monthly, of 0.05% of the average daily net assets of the Fund.
   LM Fund Services, Inc. (“LMFS”), a registered transfer agent, has an agreement with the Funds’ transfer agent to assist it with some of its duties. For this assistance, the transfer agent paid LMFS the following amounts for the year ended March 31, 2005: American Leading Companies, $118; Balanced Trust, $16; Financial Services, $12; and U.S. Small-Cap, $52.
   LMFM, LMFA, Barrett, Bartlett, Brandywine, Legg Mason, and LMFS are wholly owned subsidiaries and corporate affiliates of Legg Mason, Inc.

4. Line of Credit:

   The Funds, along with certain other Legg Mason Funds, participate in a $400 million line of credit (“Credit Agreement”) to be used for temporary or emergency purposes. Pursuant to the Credit Agreement, each participating Fund is liable only for principal and interest payments related to borrowings made by that Fund. Borrowings under the Credit Agreement bear interest at a rate equal to the prevailing federal funds rate plus the federal funds rate margin. The Funds made no borrowings under the Credit Agreement during the year ended March 31, 2005.

5. Fund Share Transactions:

   At March 31, 2005, there were 250,000, 375,000, 125,000, and 50,000 shares authorized at $.001 par value for the Primary Classes of American Leading Companies, Balanced Trust, Financial Services and U.S. Small-Cap, respectively. At March 31, 2005, there were 100,000, 125,000, 225,000 and 100,000 shares authorized at $.001 par value for the Financial Intermediary classes of American Leading Companies, Balanced Trust, Financial Services and U.S. Small-Cap, respectively. At March 31, 2005, there were 250,000, 125,000, 125,000 and 50,000 shares authorized at $.001 par value for the Institutional Classes of

Annual Report to Shareholders

Notes to Financial Statements — Continued

Legg Mason Investors Trust, Inc. — Continued

American Leading Companies, Balanced Trust, Financial Services and U.S. Small-Cap, respectively. Share transactions are detailed below:

	American Leading Companies Trust

	Primary Class		Institutional Class

	Years Ended		Years Ended
	3/31/05	3/31/04	3/31/05	3/31/04

Shares:
Sold	4,111	5,130	315	379
Reinvestment of Distributions	10	5	8	6
Repurchased	(3,667)	(3,878)	(204)	(136)

Net Change	454	1,257	119	249

Amount:
Sold	$84,872	$95,233	$6,670	$7,248
Reinvestment of Distributions	205	82	177	120
Repurchased	(74,742)	(70,316)	(4,252)	(2,513)

Net Change	$10,335	$24,999	$2,595	$4,855

	Balanced Trust

			Financial
	Primary Class		Intermediary Class		Institutional Class

	Years Ended		Years Ended		Years Ended
	3/31/05	3/31/04	3/31/05	3/31/04	3/31/05	3/31/04

Shares:
Sold	748	1,280	105	27	14	15
Reinvestment of Distributions	86	44	60	36	2	1
Repurchased	(1,003)	(1,297)	(200)	(233)	(5)	(7)

Net Change	(169)	27	(35)	(170)	11	9

Amount:
Sold	$8,260	$13,305	$1,179	$279	$159	$158
Reinvestment of Distributions	955	453	662	369	18	8
Repurchased	(11,061)	(13,589)	(2,202)	(2,456)	(54)	(76)

Net Change	$(1,846)	$169	$(361)	$(1,808)	$123	$90

Annual Report to Shareholders

	Financial Services Fund

			Financial
	Primary Class		Intermediary Class

	Years Ended		Years Ended
	3/31/05	3/31/04	3/31/05	3/31/04

Shares:
Sold	325	576	17	40
Reinvestment of Distributions	531	62	42	5
Repurchased	(652)	(527)	(56)	(103)

Net Change	204	111	3	(58)

Amount:
Sold	$4,861	$8,002	$261	$600
Reinvestment of Distributions	7,705	922	643	74
Repurchased	(9,594)	(7,231)	(868)	(1,517)

Net Change	$2,972	$1,693	$36	$(843)

	U.S. Small-Cap Value Trust

	Primary Class		Institutional Class

	Years Ended		Years Ended
	3/31/05	3/31/04	3/31/05	3/31/04

Shares:
Sold	2,509	2,752	342	403
Reinvestment of Distributions	1,585	106	71	4
Repurchased	(2,868)	(3,449)	(166)	(331)

Net Change	1,226	(591)	247	76

Amount:
Sold	$35,707	$33,666	$5,200	$5,310
Reinvestment of Distributions	22,470	1,374	1,094	54
Repurchased	(40,458)	(40,789)	(2,529)	(4,142)

Net Change	$17,719	$(5,749)	$3,765	$1,222

Annual Report to Shareholders

Notes to Financial Statements — Continued

Legg Mason Investors Trust, Inc. — Continued

6. Subsequent Event:

   On April 1, 2005, Legg Mason Capital Management, Inc. (“LMCM”) replaced LMFM as Investment Manager of American Leading Companies. LMCM and LMFM are both wholly owned subsidiaries of Legg Mason, Inc. and the advisory personnel who managed the Fund as employees of LMFM will continue to do so as employees of LMCM. The compensation arrangements between the Fund and LMCM are identical to the previous arrangements between the Fund and LMFM.

Annual Report to Shareholders

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors
Legg Mason Investors Trust, Inc.:

   We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Legg Mason Investors Trust, Inc. (comprising, respectively, the American Leading Companies Trust, Balanced Trust, Financial Services Fund and U.S. Small-Capitalization Value Trust) (the “Funds”) as of March 31, 2005, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds constituting Legg Mason Investors Trust, Inc. at March 31, 2005, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the periods presented therein, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania

May 13, 2005

Annual Report to Shareholders

Glossary of Index Definitions

   Dow Jones Industrial Average — A total return price-weighted average based on the price movements of 30 blue chip stocks, computed by reinvesting quarterly dividends on a monthly basis.

   Lehman Intermediate Government/ Credit Index — A total return index consisting of investment grade corporate debt issues of U.S. government agencies and the U.S. Treasury. The debt issues all maintain maturities within a range of 1 to 10 years.
   Lipper Balanced Fund Index — An index comprised of the 30 largest funds in the Lipper universe of 645 balanced funds.
   Lipper Financial Services Fund Index — An index comprised of the 10 largest funds in the Lipper universe of 117 financial services funds.
   Lipper Large-Cap Core Funds Index — An index comprised of the 30 largest funds in the Lipper universe of 951 large-cap core funds.
   Lipper Large-Cap Value Funds Index — An index comprised of the 30 largest funds in the Lipper universe of 444 large-cap value funds.
   NASDAQ Composite — A market capitalization price-only index that tracks the performance of domestic common stocks traded on the regular NASDAQ market, as well as National Market System traded foreign common stocks and ADRs.
   Russell 1000 Value Index — Measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.
   Russell 2000 Index — Measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.
   Russell 2000 Value Index — Measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.
   S&P Financial Index — A capitalization-weighted, price-only index representing 9 financial groups and 53 financial companies.
   S&P 500 Stock Composite Index — A market capitalization-weighted index, including reinvestment of dividends and capital gain distributions, that is generally considered representative of the U.S. stock market.

Annual Report to Shareholders

Directors and Officers

   The table below provides information about each of the Corporation’s directors and officers, including biographical information about their business experience and information about their relationships with Legg Mason, Inc. and its affiliates. The mailing address of each director and officer is 100 Light Street, c/o Legal and Compliance Department, 23rd Floor, Baltimore, Maryland 21202.

Name, (Year of Birth),	Number of Legg Mason
Position(s) and	Funds Overseen and	Principal Occupation(s)
Year Elected	Other Directorships	During the Past Five Years

INDEPENDENT DIRECTORS:A

Hearn, Ruby P. (1940) Director since 2004 B	Director/Trustee of all Legg Mason funds (consisting of 23 portfolios).	Senior Vice President Emerita of The Robert Wood Johnson Foundation since 2001. Formerly: Senior Vice President of The Robert Wood Johnson Foundation (1996-2001).

Lehman, Arnold L. (1944) Director since 1993 B	Director/Trustee of all Legg Mason funds (consisting of 23 portfolios).	Director of The Brooklyn Museum of Art since 1997; Trustee of American Federation of Arts since 1998. Formerly: Director of The Baltimore Museum of Art (1979-1997).

Masters, Robin J.W. (1955) Director since 2002 B	Director/Trustee of all Legg Mason funds (consisting of 23 portfolios); Chairman of the Board of Directors of Cap-a-Laige Ltd. (management company for charitable trust).	Retired. Director of Bermuda SMARTRISK (non-profit) since 2001. Formerly: Chief Investment Officer of ACE Limited (insurance) (1986-2000).

McGovern, Jill E. (1944) Director since 1993 B	Director/Trustee of all Legg Mason funds (consisting of 23 portfolios).	Chief Executive Officer of The Marrow Foundation since 1993. Formerly: Executive Director of the Baltimore International Festival (1991-1993); Senior Assistant to the President of The Johns Hopkins University (1986-1990).

Mehlman, Arthur S. (1942) Director since 2002 B	Director/Trustee of all Legg Mason funds (consisting of 23 portfolios); Trustee of The Royce Family of Funds (consisting of 21 portfolios); Director of Municipal Mortgage & Equity, LLC.	Retired. Director of The League for People with Disabilities, Inc.; Director of University of Maryland Foundation and University of Maryland College Park Foundation (non-profits). Formerly: Partner, KPMG LLP (international accounting firm) (1972-2002).

O’Brien, G. Peter (1945) Director since 1999 B	Director/Trustee of all Legg Mason funds (consisting of 23 portfolios); Trustee of The Royce Family of Funds (consisting of 21 portfolios); Director of Renaissance Capital Greenwich Funds; and Director of Technology Investment Capital Corp.	Trustee of Colgate University; President of Hill House, Inc. (residential home care). Formerly: Managing Director, Equity Capital Markets Group of Merrill Lynch & Co. (1971-1999).

Directors and Officers — Continued

Annual Report to Shareholders

Name, (Year of Birth),	Number of Legg Mason
Position(s) and	Funds Overseen and	Principal Occupation(s)
Year Elected	Other Directorships	During the Past Five Years

Rowan, S. Ford (1943) Director since 2002 B	Director/Trustee of all Legg Mason funds (consisting of 23 portfolios).	Consultant, Rowan & Blewitt Inc. (management consulting); Chairman, National Center for Critical Incident Analysis, National Defense University, since 2004; Director of Santa Fe Institute (scientific research institute) since 1999; Director of Annapolis Center for Science-Based Public Policy since 1995.

Tarola, Robert M. (1950) Director since 2004 B	Director/Trustee of all Legg Mason funds (consisting of 23 portfolios).	Senior Vice President and Chief Financial Officer of W.R. Grace & Co. (specialty chemicals) since 1999.

INTERESTED DIRECTORS:C

Curley, John F., Jr. (1939) Chairman and Director since 1993B	Chairman and Director/Trustee of all Legg Mason funds (consisting of 23 portfolios).	Chairman of the Board of all Legg Mason funds. Formerly: Vice Chairman and Director of Legg Mason, Inc. and Legg Mason Wood Walker, Incorporated (1982-1998); Director of Legg Mason Fund Adviser, Inc. (1982-1998) and Western Asset Management Company (1986-1998) (each a registered investment adviser).

Fetting, Mark R. (1954) President since 2001; Director since 2002 B	President and Director/Trustee of all Legg Mason funds (consisting of 23 portfolios); Trustee of The Royce Family of Funds (consisting of 21 portfolios).	Senior Executive Vice President of Legg Mason, Inc.; Director and/or officer of various Legg Mason affiliates since 2000. Formerly: Division President and Senior Officer of Prudential Financial Group, Inc. and related companies, including fund boards and consulting services to subsidiary companies (1991-2000); Partner, Greenwich Associates; Vice President, T. Rowe Price Group, Inc.

EXECUTIVE OFFICERS:D

Karpinski, Marie K. (1949) Vice President and Treasurer since 1993 B	Vice President and Treasurer of all Legg Mason funds (consisting of 23 portfolios).	Vice President and Treasurer of all Legg Mason funds. Vice President and Treasurer of Legg Mason Fund Adviser, Inc.; Treasurer of Western Asset Funds, Inc.; Treasurer and Principal Financial and Accounting Officer of Pacific American Income Shares, Inc., Western Asset Premier Bond Fund, Western Asset/ Claymore U.S. Treasury Inflation Protected Securities Fund, and Western Asset/ Claymore U.S. Treasury Inflation Protected Securities Fund 2.

Annual Report to Shareholders

Name, (Year of Birth),	Number of Legg Mason
Position(s) and	Funds Overseen and	Principal Occupation(s)
Year Elected	Other Directorships	During the Past Five Years

Merz, Gregory T. (1958) Vice President and Chief Legal Officer since 2003B	Vice President and Chief Legal Officer of all Legg Mason funds (consisting of 23 portfolios)	Vice President and Deputy General Counsel of Legg Mason, Inc. since 2003. Formerly: Associate General Counsel, Fidelity Investments (1993-2002); Associate, Debevoise & Plimpton (law firm)(1985-1993).

Olmert, Amy M. (1963) Vice President and Chief Compliance Officer since 2004B	Vice President and Chief Compliance Officer of all Legg Mason funds (consisting of 23 portfolios).	Senior Vice President of Legg Mason, Inc. since 2004. Chief Compliance Officer of all Legg Mason funds, Western Asset Funds, Inc., Pacific American Income Shares, Inc., Western Asset Premier Bond Fund, Western Asset/ Claymore U.S. Treasury Inflation Protected Securities Fund, and Western Asset/ Claymore U.S. Treasury Inflation Protected Securities Fund 2 since 2004. Formerly: Managing Director, Deutsche Asset Management (1997-2004).

ADDITIONAL INFORMATION ABOUT THE CORPORATION’S DIRECTORS

AND OFFICERS IS CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION, AVAILABLE WITHOUT CHARGE UPON REQUEST BY
CALLING 1-800-822-5544 OR ON THE
SECURITIES AND EXCHANGE COMMISSION
WEBSITE (http://www.sec.gov).

A	Each of the Independent Directors serves on the standing committees of the Board of Directors, which include the Audit Committee (chair: Arthur Mehlman), the Nominating Committee (co-chairs: Peter O’Brien and Jill McGovern), and the Independent Directors Committee (chair: Arnold Lehman).

B	Directors of the Funds serve a term of indefinite length until their resignation or removal and stand for re-election by shareholders only as and when required by the 1940 Act. Officers of the Funds are elected annually to serve until their successors are elected and qualified.

C	Mr. Curley and Mr. Fetting are considered to be interested persons (as defined in the 1940 Act) of the Funds by virtue of being both employees of Legg Mason Wood Walker, Incorporated, the principal underwriter of the Funds, and as owners of common stock of Legg Mason, Inc.

D	Officers of the Funds are interested persons (as defined in the 1940 Act).

Annual Report to Shareholders

Directors and Officers — Continued

Board Consideration of Legg Mason American Leading Companies Trust’s Investment Advisory and Management Agreement

   At its November 2004 meeting, the Board of Directors (the “Board”), including all of the Independent Directors, approved the continuation of the Investment Advisory and Management Agreement between Legg Mason Funds Management, Inc., now Legg Mason Capital Management, Inc. (the “Adviser”) and Legg Mason American Leading Companies Trust (“American Leading Companies”) (the “Agreement”). In voting to approve the continuation of the Agreement, the Board considered whether continuance would be in the best interests of American Leading Companies and its shareholders, an evaluation largely based on the nature and quality of the services provided under the Agreement and the overall fairness of the Agreement to American Leading Companies. In considering the Agreement, the Board did not identify any single factor or information as all-important or controlling. Based on its evaluation of all material factors, including those described below, the Board concluded that the terms of the Agreement are reasonable and fair and that the continuation of the Agreement is in the best interests of American Leading Companies and its shareholders.

   Prior to the Board action, the Independent Directors met as a committee to consider its recommendation as to continuance of the Agreement. As part of the process to consider the Agreement, legal counsel to American Leading Companies on behalf of the Independent Directors requested certain information from the Adviser, and in response, the Adviser provided an extensive report that addressed specific factors designed to inform the Board’s consideration of the Agreement. Counsel also provided the Independent Directors and the Board with a memorandum detailing their responsibilities pertaining to the continuance of the Agreement.

   With respect to the nature, scope and quality of the services provided, the Board considered the experience and commitment of the Adviser’s personnel and the Adviser’s efforts to build and support a strong investment team. The Board also considered the nature and quality of the Adviser’s investment process. In assessing performance, the Board compared American Leading Companies’ returns to those of appropriate Lipper category averages, specified benchmark indices and a peer group of investment companies pursuing similar strategies, all over multiple time periods. The Board also considered American Leading Companies’ performance in the context of the risk undertaken by the portfolio manager. The Board noted the Fund’s good performance and considered the measures the Adviser was taking in its efforts to further enhance performance. Finally, the Board considered the level of service provided by the Adviser to American Leading Companies shareholders.

   The Board considered the Adviser’s procedures for executing portfolio transactions for American Leading Companies and the Adviser’s report on the quality of its trade executions on behalf of American Leading Companies. The Board also reviewed the Adviser’s report on

Annual Report to Shareholders

its policies and procedures for the selection of brokers and dealers and for obtaining research from those brokers and dealers.

   In determining whether the terms of the Agreement are reasonable and fair, the Board considered the terms and fee structure of the Agreement. In that connection, the Board considered the costs to the Adviser in providing services to American Leading Companies and profitability for the Adviser and its affiliates from their overall association with American Leading Companies. The Board reviewed information about the advisory fee schedule and overall expense ratio of American Leading Companies and comparable fee schedules and expense ratios of a peer group of funds. In considering whether any economies of scale experienced by the Adviser in providing services to American Leading Companies were shared with American Leading Companies, the Board further noted that American Leading Companies’ advisory fee structure provides for a reduction of the effective fee rate as asset levels increase. The Board also compared American Leading Companies’ advisory fee schedule to the advisory fees charged by the Adviser to its other accounts, including sub-advisory fees charged to other registered funds and fees for institutional accounts. In that connection, the Board considered the differences in the level of services provided and the differences in responsibility of the Adviser to American Leading Companies and to other accounts. Finally, the Board considered the benefits accruing to the Adviser and its affiliates by virtue of their relationship to American Leading Companies.

   In addition to the November meeting at which the Agreement was reviewed, the Board meets at least another three times per year in order to oversee American Leading Companies, including meetings at which the portfolio manager of American Leading Companies or others submit or make presentations and discuss performance, compliance and other applicable issues. The Board also draws upon its long association with the Adviser and its personnel, and the members’ familiarity with their culture, and the manner in which it has sought to strengthen and enhance itself.

Annual Report to Shareholders

Board Consideration of Legg Mason Balanced Trust’s Investment Advisory and Management Agreement and Sub-Advisory Agreement

   At its November 2004 meeting, the Board of Directors (the “Board”), including all of the Independent Directors, approved the continuation of the Investment Advisory and Management Agreement between Legg Mason Fund Adviser, Inc. (the “Adviser”) and Legg Mason Balanced Trust (“Balanced Trust”) and the Sub-Advisory Agreement between the Adviser and Bartlett & Co. (the “Sub-Adviser”) (each an “Agreement”). In voting to approve the continuation of each Agreement, the Board considered whether continuance would be in the best interests of Balanced Trust and its shareholders, an evaluation largely based on the nature and quality of the services provided under each Agreement and the overall fairness of each Agreement to Balanced Trust. In considering each Agreement, the Board did not identify any single factor or information as all-important or controlling. Based on its evaluation of all material factors, including those described below, the Board concluded that the terms of each Agreement are reasonable and fair and that the continuation of each Agreement is in the best interests of Balanced Trust and its shareholders.

   Prior to the Board action, the Independent Directors met as a committee to consider its recommendations as to continuance of each Agreement. As part of the process to consider each Agreement, legal counsel to Balanced Trust on behalf of the Independent Directors requested certain information from the Adviser and the Sub-Adviser, and in response, the Adviser and the Sub-Adviser provided extensive reports that addressed specific factors designed to inform the Board’s consideration of each Agreement. Counsel also provided the Independent Directors and the Board with a memorandum detailing their responsibilities pertaining to the continuance of each Agreement.

   With respect to the nature, scope and quality of the services provided, the Board considered the experience and commitment of the Adviser’s and the Sub-Adviser’s personnel and their efforts to build and support a strong service team. The Board also considered the nature and quality of the Sub-Adviser’s investment process. In assessing performance, the Board compared Balanced Trust’s returns to those of appropriate Lipper category averages, specified benchmark indices and a peer group of investment companies pursuing similar strategies, all over multiple time periods. The Board also considered Balanced Trust’s performance in the context of the risk undertaken by the portfolio manager. The Board considered the measures that the Sub-Adviser was taking in its efforts to improve performance. Finally, the Board considered the level of service provided by the Adviser to Balanced Trust shareholders.

   The Board considered the Sub-Adviser’s procedures for executing portfolio transactions for Balanced Trust and the Sub-Adviser’s report on the quality of its trade executions on behalf of Balanced Trust. The Board also reviewed the Sub-Adviser’s report on its policies and procedures for the selection of brokers and dealers and for obtaining research from those brokers and dealers.

Annual Report to Shareholders

   In determining whether the terms of each Agreement are reasonable and fair, the Board considered the terms and fee structure of each Agreement. In that connection, the Board considered the costs to the Adviser and the Sub-Adviser in providing services to Balanced Trust and profitability for the Adviser and the Sub-Adviser and their affiliates from their overall association with Balanced Trust. The Board reviewed information about the advisory fee schedule and overall expense ratio of Balanced Trust and comparable fee schedules and expense ratios of a peer group of funds. The Board considered that, while Balanced Trust’s advisory fee structure does not provide for a reduction of payments, the current fees appear fair and reasonable in relation to the present asset size of Balanced Trust. The Board also compared Balanced Trust’s advisory fee schedule to the advisory fees charged by the Adviser and the Sub-Adviser to their other accounts, including fees for institutional accounts. In that connection, the Board considered the differences in the level of services provided and the differences in responsibility of the Adviser and the Sub-Adviser to Balanced Trust and to other accounts. Finally, the Board considered the benefits accruing to the Adviser and the Sub-Adviser and their affiliates by virtue of their relationship to Balanced Trust.

   In addition to the November meeting at which each Agreement was reviewed, the Board meets at least another three times per year in order to oversee Balanced Trust, including meetings at which the portfolio manager of Balanced Trust or others submit or make presentations and discuss performance, compliance and other applicable issues. The Board also draws upon its long association with the Adviser, the Sub-Adviser and their personnel, and the members’ familiarity with their culture and the manner in which they have sought to strengthen and enhance themselves.

Annual Report to Shareholders

Board Consideration of Legg Mason Financial Services Fund’s Investment Advisory and Management Agreement and Sub-Advisory Agreement

   At its November 2004 meeting, the Board of Directors (the “Board”), including all of the Independent Directors, approved the continuation of the Investment Advisory and Management Agreement between Legg Mason Fund Adviser, Inc. (the “Adviser”) and Legg Mason Financial Services Fund (“Financial Services”) and the Sub-Advisory Agreement between the Adviser and Barrett Associates, Inc. (the “Sub-Adviser”) (each an “Agreement”). In voting to approve the continuation of each Agreement, the Board considered whether continuance would be in the best interests of Financial Services and its shareholders, an evaluation largely based on the nature and quality of the services provided under each Agreement and the overall fairness of each Agreement to Financial Services. In considering each Agreement, the Board did not identify any single factor or information as all-important or controlling. Based on its evaluation of all material factors, including those described below, the Board concluded that the terms of each Agreement are reasonable and fair and that the continuation of each Agreement is in the best interests of Financial Services and its shareholders.

   Prior to the Board action, the Independent Directors met as a committee to consider its recommendations as to continuance of each Agreement. As part of the process to consider each Agreement, legal counsel to Financial Services on behalf of the Independent Directors requested certain information from the Adviser and the Sub-Adviser, and in response, the Adviser and the Sub-Adviser provided extensive reports that addressed specific factors designed to inform the Board’s consideration of each Agreement. Counsel also provided the Independent Directors and the Board with a memorandum detailing their responsibilities pertaining to the continuance of each Agreement.

   With respect to the nature, scope and quality of the services provided, the Board considered the experience and commitment of the Adviser’s and the Sub-Adviser’s personnel and their efforts to build and support a strong service team. The Board also considered the nature and quality of the Sub-Adviser’s investment process. In assessing performance, the Board compared Financial Services’ returns to those of appropriate Lipper category averages, specified benchmark indices and a peer group of investment companies pursuing similar strategies, all over multiple time periods. The Board also considered Financial Services’ performance in the context of the risk undertaken by the portfolio manager. The Board reviewed the transition in portfolio management leadership that was underway and noted Financial Services’ overall positive performance record. Finally, the Board considered the level of service provided by the Adviser to Financial Services shareholders.

   The Board considered the Sub-Adviser’s procedures for executing portfolio transactions for Financial Services and the Sub-Adviser’s report on the quality of its trade executions on behalf of Financial Services. The Board also reviewed the Sub-Adviser’s report on its policies and procedures for the selection of brokers and dealers and for obtaining research from those brokers and dealers.

Annual Report to Shareholders

   In determining whether the terms of each Agreement are reasonable and fair, the Board considered the terms and fee structure of each Agreement. In that connection, the Board considered the costs to the Adviser and the Sub-Adviser in providing services to Financial Services and profitability for the Adviser and the Sub-Adviser and their affiliates from their overall association with Financial Services. The Board reviewed information about the advisory fee schedule and overall expense ratio of Financial Services and comparable fee schedules and expense ratios of a peer group of funds. In considering whether any economies of scale experienced by the Adviser and the Sub-Adviser in providing services to Financial Services were shared with Financial Services, the Board further noted that Financial Services’ advisory fee structure provides for a reduction of the effective fee rate as asset levels increase. The Board also compared Financial Services’ advisory fee schedule to the advisory fees charged by the Adviser and the Sub-Adviser to their other accounts, including fees for institutional accounts. In that connection, the Board considered the differences in the level of services provided and the differences in responsibility of the Adviser and the Sub-Adviser to Financial Services and to other accounts. Finally, the Board considered the benefits accruing to the Adviser, the Sub-Adviser and their affiliates by virtue of their relationship to Financial Services.

   In addition to the November meeting at which each Agreement was reviewed, the Board meets at least another three times per year in order to oversee Financial Services, including meetings at which the portfolio manager of Financial Services or others submit or make presentations and discuss performance, compliance and other applicable issues. The Board also draws upon its long association with the Adviser, the Sub-Adviser and their personnel, and the members’ familiarity with their culture and the manner in which they have sought to strengthen and enhance themselves.

Annual Report to Shareholders

Board Consideration of Legg Mason U.S. Small-Capitalization Value Trust’s Investment Advisory and Management Agreement and Sub-Advisory Agreement

   At its November 2004 meeting, the Board of Directors (the “Board”), including all of the Independent Directors, approved the continuation of the Investment Advisory and Management Agreement between Legg Mason Fund Adviser, Inc. (the “Adviser”) and Legg Mason U.S. Small-Capitalization Value Trust (“U.S. Small-Cap”) and the Sub-Advisory Agreement between the Adviser and Brandywine Asset Management, LLC (the “Sub-Adviser”) (each an “Agreement”). In voting to approve the continuation of each Agreement, the Board considered whether continuance would be in the best interests of U.S. Small-Cap and its shareholders, an evaluation largely based on the nature and quality of the services provided under each Agreement and the overall fairness of each Agreement to U.S. Small-Cap. In considering each Agreement, the Board did not identify any single factor or information as all-important or controlling. Based on its evaluation of all material factors, including those described below, the Board concluded that the terms of each Agreement are reasonable and fair and that the continuation of each Agreement is in the best interests of U.S. Small-Cap and its shareholders.

   Prior to the Board action, the Independent Directors met as a committee to consider its recommendations as to continuance of each Agreement. As part of the process to consider each Agreement, legal counsel to U.S. Small-Cap on behalf of the Independent Directors requested certain information from the Adviser and the Sub-Adviser, and in response, the Adviser and the Sub-Adviser provided extensive reports that addressed specific factors designed to inform the Board’s consideration of each Agreement. Counsel also provided the Independent Directors and the Board with a memorandum detailing their responsibilities pertaining to the continuance of each Agreement.

   With respect to the nature, scope and quality of the services provided, the Board considered the experience and commitment of the Adviser’s and Sub-Adviser’s personnel and their efforts to build and support a strong service team. The Board also considered the nature and quality of the Sub-Adviser’s investment process. In assessing performance, the Board compared U.S. Small-Cap’s returns to those of appropriate Lipper category averages, specified benchmark indices and a peer group of investment companies pursuing similar strategies, all over multiple time periods. The Board also considered U.S. Small-Cap’s performance in the context of the risk undertaken by the portfolio manager. The Board noted the Fund’s good performance and considered the measures that the Sub-Adviser was taking in its efforts to further enhance performance. Finally, the Board considered the level of service provided by the Adviser to U.S. Small-Cap shareholders.

   The Board considered the Sub-Adviser’s procedures for executing portfolio transactions for U.S. Small-Cap and the Sub-Adviser’s report on the quality of its trade executions on behalf of U.S. Small-Cap. The Board also reviewed the Sub-Adviser’s report on its policies

Annual Report to Shareholders

and procedures for the selection of brokers and dealers and for obtaining research from those brokers and dealers.

   In determining whether the terms of each Agreement are reasonable and fair, the Board considered the terms and fee structure of each Agreement. In that connection, the Board considered the costs to the Adviser and the Sub-Adviser in providing services to U.S. Small-Cap and profitability for the Adviser and the Sub-Adviser and their affiliates from their overall association with U.S. Small-Cap. The Board reviewed information about the advisory fee schedule and overall expense ratio of U.S. Small-Cap and comparable fee schedules and expense ratios of a peer group of funds. In considering whether any economies of scale experienced by the Adviser and the Sub-Adviser in providing services to U.S. Small-Cap were shared with U.S. Small-Cap, the Board further noted that U.S. Small-Cap’s advisory fee structure provides for a reduction of the effective fee rate as asset levels increase. The Board also compared U.S. Small-Cap’s advisory fee schedule to the advisory fees charged by the Adviser and the Sub-Adviser to their other accounts. In that connection, the Board considered the differences in the level of services provided and the differences in responsibility of the Adviser and the Sub-Adviser to U.S. Small-Cap and to other accounts. Finally, the Board considered the benefits accruing to the Adviser, the Sub-Adviser and their affiliates by virtue of their relationship to U.S. Small-Cap.

   In addition to the November meeting at which each Agreement was reviewed, the Board meets at least another three times per year in order to oversee U.S. Small-Cap, including meetings at which the portfolio manager of U.S. Small-Cap or others submit or make presentations and discuss performance, compliance and other applicable issues. The Board also draws upon its long association with the Adviser, the Sub-Adviser and their personnel, and the members’ familiarity with their culture, and the manner in which they have sought to strengthen and enhance themselves.

Item 2. Code of Ethics Applicable to Registrant’s Principal Executive Officer and Principal Financial Officer

(a)	Legg Mason Investors Trust, Inc. (“Registrant”) has adopted a Code of Ethics, as defined in the instructions to Form N-CSR that applies to the Registrant’s President and Treasurer, which is designed to deter wrongdoing and to promote:

•	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

•	Full, fair, accurate, timely and understandable disclosure in reports and documents the Registrant files with, or submits to, the SEC or in other public communications made by the Registrant;

•	Compliance with applicable governmental laws, rules and regulations;

•	Prompt internal reporting of violations of the Code of Ethics to an appropriate person or persons identified in the Code of Ethics; and

•	Accountability for adherence to the Code of Ethics.

(b)	No response required.

(c)	On August 12, 2004, the Registrant’s Code of Ethics for Principal Executive and Financial Officers was amended. The amended Code is set forth as an exhibit to this filing. A brief description of the amendment is set forth below:

•	The fifth bullet point of Section IV has been revised to clarify that it applies to employment positions.

•	The sixth bullet point of Section IV has been revised to require that Covered Persons report any employment positions they (or a member of their immediate family) hold with a service provider to a fund.

•	Footnote one to the third bullet point in Section II has been added. That third bullet of Section II states that a Covered Officer should confer with the Chief Legal Officer if the Covered Officer will serve as director of any public company. There is an exception to the requirement to confer with the Chief Legal Officer if the directorship is of the Legg Mason Funds or their investment advisers or any affiliated person thereof. Footnote one clarifies that the exception does not apply to a company that is affiliated with a fund because the fund owns 5% of the company’s stock, or because the company owns more than 5% of the fund’s stock and the company is not part of the Legg Mason complex.

(d)	The Registrant has not granted a waiver, including an implicit waiver, from a provision of the Code of Ethics to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions during the period covered by this report.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is attached as Exhibit 12(a)(1) to this Form N-CSR.

Item 3. Audit Committee Financial Expert

     The directors of the Registrant’s determined that its board has at least one audit committee financial expert serving on its Audit Committee.

     Mr. Arthur S. Mehlman is the Audit Committee financial expert. He is “independent.”

Item 4. Principal Accounting Fees and Services

(a)	Audit Fees

Fiscal Year Ended March 31, 2004 — $91,200 Fiscal Year Ended March 31, 2005 — $95,200

(b)	Audit-Related Fees

There were no additional fees billed to the Registrant during either of the last two fiscal years in addition to those disclosed in Item (a) above.

Ernst & Young LLP did not bill fees for assurance and related services that required pre-approval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the Registrant’s last two fiscal years.

(c)	Tax Fees

Fiscal Year Ended March 31, 2004 — $20,000 Fiscal Year Ended March 31, 2005 — $22,600

Services include preparation of federal and state income tax returns and preparation of excise tax returns.

Ernst & Young LLP did not bill fees for tax services that required pre-approval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the Registrant’s last two fiscal years.

(d)	All Other Fees

There were no fees billed to the Registrant by Ernst & Young LLP during either of the last two fiscal years in addition to those disclosed in items (a) through (c) above.

Ernst & Young LLP did not bill fees for services not included in Items 4(a) through (c) above that required pre-approval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the Registrant’s last two fiscal years.

(e)	(1)	The Audit Committee’s policy is delegation to its Chairperson of the authority to pre-approve items for which a decision may be desired prior to the next meeting of the Committee. Such pre-approvals are reported at the next quarterly meeting of the Audit Committee.

(2)	There were no services provided to the Registrant that were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Ernst & Young LLP did not bill fees for services where pre-approval by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the Registrant’s last two fiscal years.

(f)	The percentage of hours expended by the principal accountant’s engagement to audit the Registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountants’ full-time, permanent employees was zero.

(g)	Non-Audit Fees for services rendered to Registrant or Registrant’s investment manager and any entity controlling, controlled by, or under common control with the investment manager.

Fiscal Year Ended March 31, 2004 — $0 Fiscal Year Ended March 31, 2005 — $473,333

(h)	The members of the Registrant’s Audit Committee have considered whether the non-audit services that were rendered by the Registrant’s principal accountant to the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X are compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

     The Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6. Schedule of Investments

     The schedule of investments in securities of unaffiliated issuers is included in the annual report.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     The Registrant is not a closed-end management investment company.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     The Registrant is not a closed-end management investment company.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     The Registrant is not a closed-end management investment company.

Item 10. Submission of Matters to a Vote of Security Holders

     The Nominating Committee will accept recommendations for nominations from shareholders. Shareholders may forward recommendations to the Fund Secretary at 100 Light Street, 23rd Floor, Baltimore, Maryland 21201, Attn: Fund Secretary.

Item 11. Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the SEC’s rule and forms and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)	File the exhibits listed below as part of this Form.

(1)	The Registrant’s Code of Ethics applicable to Registrant’s principal executive officer and principal financial officer is attached hereto.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(3)	The Registrant is not a closed-end management investment company.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Investors Trust, Inc.

By: /s/ Mark R. Fetting

Mark R. Fetting
President, Legg Mason Investors Trust, Inc.
Date: May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Mark R. Fetting

Mark R. Fetting
President, Legg Mason Investors Trust, Inc.
Date:  May 27, 2005

By: /s/ Marie K. Karpinski

Marie K. Karpinski
Treasurer, Legg Mason Investors Trust, Inc.
Date:  May 27, 2005